     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2004


                                                REGISTRATION NO. 33-45379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                          PRE-EFFECTIVE AMENDMENT NO.            [ ]
                        POST-EFFECTIVE AMENDMENT NO. 24          [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 24                 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
                                 (609) 274-6900
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.

                             MARY E. THORNTON, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on   May 1, 2004  pursuant to paragraph (b) of Rule 485

            (date)

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on  _________________ pursuant to paragraph (a)(1) of Rule 485
            (date)

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-11.
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PROSPECTUS


May 1, 2004



      Merrill Lynch Life Variable Annuity Separate Account A ("Account A")

                                      and

      Merrill Lynch Life Variable Annuity Separate Account B ("Account B")



FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")

                                 also known as

     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
    - Basic Value V.I. Fund
    - Core Bond V.I. Fund
    - Domestic Money Market V.I. Fund
    - Fundamental Growth V.I. Fund
    - Global Allocation V.I. Fund
    - Global Growth V.I. Fund
    - Government Bond V.I. Fund
    - High Current Income V.I. Fund
    - Index 500 V.I. Fund

    - International Value V.I. Fund


    - Large Cap Core V.I. Fund


    - Large Cap Growth V.I. Fund

    - Large Cap Value V.I. Fund

    - Small Cap Value V.I. Fund

- MLIG VARIABLE INSURANCE TRUST
    - Roszel/Delaware Trend Portfolio
    - Roszel/JP Morgan Small Cap Growth Portfolio
    - Roszel/Lord Abbett Affiliated Portfolio
    - Roszel/Lord Abbett Mid Cap Value Portfolio
    - Roszel/PIMCO CCM Capital Appreciation Portfolio
    - Roszel/PIMCO Small Cap Value Portfolio
    - Roszel/Seligman Mid Cap Growth Portfolio

- AIM VARIABLE INSURANCE FUNDS
    - AIM V.I. Capital Appreciation Fund
    - AIM V.I. Premier Equity Fund
- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
    - AllianceBernstein Premier Growth Portfolio
    - AllianceBernstein Technology Portfolio
- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    - VP International Fund

    - VP Ultra(R) Fund

- DAVIS VARIABLE ACCOUNT FUND, INC.
    - Davis Value Portfolio

- FEDERATED INSURANCE SERIES


    - Federated Capital Appreciation Fund II


    - Federated Kaufmann Fund II

- MFS(R) VARIABLE INSURANCE TRUST(SM)
    - MFS(R) Emerging Growth Series

- PIMCO ADVISORS VIT


    - PEA Renaissance Portfolio

- PIMCO VARIABLE INSURANCE TRUST
    - Total Return Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST


    - Comstock Portfolio


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.


We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges, including a sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.

    ************************************************************************


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 60 of this Prospectus.



The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.



CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE MLIG VARIABLE INSURANCE TRUST, THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE FEDERATED INSURANCE SERIES, THE MFS(R) VARIABLE INSURANCE TRUST(SM), THE PIMCO ADVISORS VIT, THE PIMCO VARIABLE INSURANCE TRUST, AND THE VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
DEFINITIONS.................................................    6
CAPSULE SUMMARY OF THE CONTRACT.............................    7
  Premiums..................................................    7
  The Accounts..............................................    7
  The Funds Available For Investment........................    8
  Fees and Charges..........................................    8
     Mortality & Expense Risk Charge........................    8
     Sales Charge...........................................    8
     Administration Charge..................................    9
     Contract Maintenance Charge............................    9
     Estate Enhancer Charge.................................    9
     Guaranteed Minimum Income Benefit Fee..................    9
     Premium Taxes..........................................    9
     Fund Expenses..........................................    9
  Transfers.................................................    9
     Transfers Among Account A Subaccounts..................    9
     Transfers From Account A to Account B..................   10
  Withdrawals...............................................   10
  Death Benefit.............................................   10
  Annuity Payments..........................................   11
  Guaranteed Minimum Income Benefit.........................   11
  Ten Day Right to Review...................................   11
  Replacement of Contracts..................................   11
FEE TABLE...................................................   12
YIELDS AND TOTAL RETURNS....................................   14
MERRILL LYNCH LIFE INSURANCE COMPANY........................   15
THE ACCOUNTS................................................   15
  Segregation of Account Assets.............................   15
  Number of Subaccounts; Subaccount Investments.............   15
INVESTMENTS OF THE ACCOUNTS.................................   16
  General Information and Investment Risks..................   16
  Merrill Lynch Variable Series Funds, Inc..................   16
     American Balanced V.I. Fund............................   17
     Basic Value V.I. Fund..................................   17
     Core Bond V.I. Fund....................................   17
     Domestic Money Market V.I. Fund........................   17
     Fundamental Growth V.I. Fund...........................   17
     Global Allocation V.I. Fund............................   17
     Global Growth V.I. Fund................................   17
     Government Bond V.I. Fund..............................   17
     High Current Income V.I. Fund..........................   17
     Index 500 V.I. Fund....................................   18
     International Value V.I. Fund..........................   18
     Large Cap Core V.I. Fund...............................   18
     Large Cap Growth V.I. Fund.............................   18
     Large Cap Value V.I. Fund..............................   18
     Small Cap Value V.I. Fund..............................   18
     Utilities and Telecommunications V.I. Fund.............   18

                                                              Page
                                                              ----
  MLIG Variable Insurance Trust.............................   18
     Roszel/Delaware Trend Portfolio........................   19
     Roszel/JP Morgan Small Cap Growth Portfolio............   19
     Roszel/Lord Abbett Affiliated Portfolio................   19
     Roszel/Lord Abbett Mid Cap Value Portfolio.............   19
     Roszel/PIMCO CCM Capital Appreciation Portfolio........   19
     Roszel/PIMCO Small Cap Value Portfolio.................   19
     Roszel/Seligman Mid Cap Growth Portfolio...............   19
  AIM Variable Insurance Funds..............................   19
     AIM V.I. Capital Appreciation Fund.....................   19
     AIM V.I. Premier Equity Fund...........................   20
  AllianceBernstein Variable Products Series Fund, Inc......   20
     AllianceBernstein Premier Growth Portfolio.............   20
     AllianceBernstein Technology Portfolio.................   20
  American Century Variable Portfolios, Inc. ...............   20
     VP International Fund..................................   20
     VP Ultra(R) Fund.......................................   20
  Davis Variable Account Fund, Inc. ........................   20
     Davis Value Portfolio..................................   21
  Federated Insurance Series................................   21
     Federated Capital Appreciation Fund II.................   21
     Federated Kaufmann Fund II.............................   21
  MFS(R) Variable Insurance Trust(SM).......................   21
     MFS Emerging Growth Series.............................   21
  PIMCO Advisors VIT........................................   21
     PEA Renaissance Portfolio..............................   22
  PIMCO Variable Insurance Trust............................   22
     Total Return Portfolio.................................   22
  Van Kampen Life Investment Trust..........................   22
     Comstock Portfolio.....................................   22
  Purchases and Redemptions of Fund Shares; Reinvestment....   22
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................   22
CHARGES AND DEDUCTIONS......................................   23
  Mortality and Expense Risk Charge.........................   23
  Sales Charge..............................................   23
     When Imposed...........................................   23
     Amount of Charge.......................................   24
     How Deducted...........................................   25
  Administration Charge.....................................   25
  Contract Maintenance Charge...............................   25
  Estate Enhancer Charge....................................   25
  GMIB Fee..................................................   25
  Other Charges.............................................   26
     Transfer Charges.......................................   26
     Tax Charges............................................   26
     Fund Expenses..........................................   26
     Retirement Plus Advisor Fees...........................   26
  Premium Taxes.............................................   26
FEATURES AND BENEFITS OF THE CONTRACT.......................   26
  Ownership of The Contract.................................   27
  Issuing the Contract......................................   27
     Issue Age..............................................   27
     Information We Need To Issue The Contract..............   27
     Ten Day Right to Review................................   27
  Premiums..................................................   28
     Minimum and Maximum Premiums...........................   28
     How to Make Payments...................................   28

                                                              Page
                                                              ----
     Premium Investments....................................   28
  Accumulation Units........................................   28
     How Are My Contract Transactions Priced?...............   29
     How Do We Determine The Number of Units?...............   29
  Death of Annuitant Prior to Annuity Date..................   30
  Transfers.................................................   30
     Transfers Within Account A.............................   30
     Disruptive Trading.....................................   30
  Dollar Cost Averaging.....................................   31
     What Is It?............................................   31
     Minimum Amounts........................................   31
     When Do We Make DCA Transfers?.........................   32
  Merrill Lynch Retirement Plus Advisor(SM).................   32
     Fees and Charges for RPA...............................   32
  Transfers From Account A to Account B.....................   32
  Withdrawals and Surrenders................................   32
     When and How Withdrawals are Made......................   32
     Lump Sum Withdrawals...................................   33
     Systematic Withdrawals from Account A..................   33
     Automatic Withdrawals from Account B...................   34
     Minimum Amounts........................................   34
     Surrenders.............................................   34
  Payments to Contract Owners...............................   34
  Contract Changes..........................................   35
  Death Benefit.............................................   35
     General................................................   35
     Spousal Continuation...................................   35
  Calculation of the Maximum Anniversary Value Death
     Benefit................................................   36
  Estate Enhancer Benefit...................................   37
  Annuity Payments..........................................   38
  Annuity Options...........................................   39
     Payments of a Fixed Amount.............................   39
     Payments for a Fixed Period............................   39
     Life Annuity...........................................   39
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................   39
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   40
     Joint and Survivor Life Annuity........................   40
     Individual Retirement Account Annuity..................   40
  Guaranteed Minimum Income Benefit.........................   40
     General................................................   40
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................   41
     Electing to Receive Income Payments....................   42
     Change of Annuitant....................................   42
     GMIB Fee...............................................   43
     Termination of the GMIB Rider..........................   43
  Gender-based Annuity Purchase Rates.......................   43
FEDERAL INCOME TAXES........................................   43
  Federal Income Taxes......................................   43
  Tax Status of the Contract................................   43
  Taxation of Annuities.....................................   44
  Penalty Tax on Some Withdrawals...........................   45
  Transfers, Assignments, or Exchanges of a Contract........   45
  Withholding...............................................   45
  Multiple Contracts........................................   46
  Possible Changes In Taxation..............................   46
  Possible Charge For Our Taxes.............................   46
  Foreign Tax Credits.......................................   46

                                                              Page
                                                              ----
  Taxation of Qualified Contracts...........................   46
  Individual Retirement Annuities...........................   46
     Traditional IRAs.......................................   46
     Roth IRAs..............................................   47
     Other Tax Issues For IRAs and Roth IRAs................   47
  Tax Sheltered Annuities...................................   47
OTHER INFORMATION...........................................   48
  Notices and Elections.....................................   48
  Voting Rights.............................................   48
  Reports to Contract Owners................................   48
  Selling the Contract......................................   49
  State Regulation..........................................   49
  Legal Proceedings.........................................   50
  Experts...................................................   50
  Legal Matters.............................................   50
  Registration Statements...................................   50
ACCUMULATION UNIT VALUES....................................   51
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   60
APPENDIX A..................................................  A-1
APPENDIX B..................................................  B-1
APPENDIX C..................................................  C-1
APPENDIX D..................................................  D-1
APPENDIX E..................................................  E-1
APPENDIX F..................................................  F-1

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement as described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.


We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.


For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."


PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 35 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value V.I. Fund
     - Core Bond V.I. Fund

     - Domestic Money Market V.I. Fund*

     - Fundamental Growth V.I. Fund
     - Global Allocation V.I. Fund
     - Global Growth V.I. Fund
     - Government Bond V.I. Fund
     - High Current Income V.I. Fund
     - Index 500 V.I. Fund

     - International Value V.I. Fund


     - Large Cap Core V.I. Fund


     - Large Cap Growth V.I. Fund


     - Large Cap Value V.I. Fund


     - Small Cap Value V.I. Fund

- MLIG VARIABLE INSURANCE TRUST
     - Roszel/Delaware Trend Portfolio
     - Roszel/JP Morgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio
     - Roszel/PIMCO CCM Capital Appreciation Portfolio
     - Roszel/PIMCO Small Cap Value Portfolio
     - Roszel/Seligman Mid Cap Growth Portfolio
- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. Capital Appreciation Fund
     - AIM V.I. Premier Equity Fund
- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     - AllianceBernstein Premier Growth
        Portfolio
     - AllianceBernstein Technology Portfolio
- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund

     - VP Ultra(R) Fund

- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio

- FEDERATED INSURANCE SERIES


     - Federated Capital Appreciation Fund II


     - Federated Kaufmann Fund II

- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - MFS Emerging Growth Series

- PIMCO ADVISORS VIT


     - PEA Renaissance Portfolio

- PIMCO VARIABLE INSURANCE TRUST
     - Total Return Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST


     - Comstock Portfolio



* Available both through Account A and Account B.



We have closed the subaccounts investing in the American Balanced V.I. Fund and the Utilities and Telecommunications V.I. Fund of the Merrill Lynch Variable Series Funds, Inc. to allocations of new premium payments and transfers of contract value.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.

FEES AND CHARGES

       MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

       SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

       ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

       CONTRACT MAINTENANCE CHARGE

We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

       ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. This charge ends on the annuity date.

       GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")


On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your Account A value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.


       PREMIUM TAXES

On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

       FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS

       TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the ML American Balanced V.I. Subaccount and the ML Utilities and
Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Account A ML Domestic Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)"). We may impose additional restrictions on transfers. ("See Transfers -- Disruptive Trading.")

       TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS

You can withdraw money from the Contract six times each contract year.

Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the first six lump-sum withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:

     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Each withdrawal counts as one of the six permitted each contract year. (See "Lump Sum Withdrawals".)

Additionally, through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if the contract owner dies before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of: premiums less adjusted withdrawals; the contract value; or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.


In all states except Washington, Illinois, and Minnesota, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of the owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it.

You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

GUARANTEED MINIMUM INCOME BENEFIT

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See "Guaranteed Minimum Income Benefit".


TEN DAY RIGHT TO REVIEW



When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.


You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................      7%
Transfer Fee(2).............................................   $  25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
-----------------------------------------
Annual Contract Maintenance Charge(3).......................    $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  ACCOUNT A:
     Mortality and Expense Risk Charge......................   1.25%
     Administration Charge..................................   0.10%
                                                               ----
     Total Account A Annual Expenses........................   1.35%
  ACCOUNT B:
     Mortality and Expense Risk Charge......................   0.65%
     Administration Charge..................................   0.00%
                                                               ----
     Total Account B Annual Expenses........................   0.65%
ANNUAL CHARGES FOR OPTIONAL RIDERS
     Estate Enhancer Charge(4)..............................   0.25%
     Guaranteed Minimum Income Benefit(5)...................   0.40%

---------------

(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

COMPLETE YEARS ELAPSED SINCE  CHARGE AS A PERCENTAGE
     PAYMENT OF PREMIUM        OF PREMIUM WITHDRAWN
----------------------------  ----------------------
          0 years                        7%
           1 year                        6%
          2 years                        5%
          3 years                        4%
          4 years                        3%
          5 years                        2%
          6 years                        1%
      7 or more years                    0%

(2) There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

(3) The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.


(4) The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the Rider. We won't deduct this charge after the annuity date.



(5) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


RANGE OF EXPENSES FOR THE FUNDS(6)                            MINIMUM         MAXIMUM
----------------------------------                            -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.38%           3.645%(7)


---------------


(6) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(7) The maximum expenses shown are for the Federated Kaufmann Fund II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, and shareholder services fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) are expected to be 1.50% for the fiscal year ending December 31, 2004.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the Estate Enhancer charge, the GMIB fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,205   $2,174    $3,140     $5,708


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $898    $1,262    $1,628     $2,860


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $581    $1,736    $2,883     $5,708


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $251     $774     $1,328     $2,860



The Examples reflect the $40 contract maintenance charge as 0.356% of average assets. They assume the Estate Enhancer benefit and GMIB Rider are elected. They reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters for the Estate Enhancer benefit, and the fee for the GMIB Rider at an annual rate of 0.40% of the GMIB Benefit Base determined monthly and deducted quarterly from your Account A value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.


Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of an Account A subaccount (besides the Account A ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A ML Domestic Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.



Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.


We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts' assets are segregated from all of our other assets.


SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 35 subaccounts currently available under the Contract. Of these, 34 are currently available through Account A and one is currently available through Account B. The subaccount available through Account B invests in the ML Domestic Money Market V.I. Fund, which is also available through a subaccount in Account
A. Two subaccounts previously available through Account A (the ML American Balanced V.I. Subaccount and the ML Utilities and Telecommunications V.I. Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated Series"); the MFS(R) Variable Insurance Trust(SM)

(the "MFS Trust"); the PIMCO Advisors VIT ; the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.


The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.15% to 0.375%.


Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of 16 of its separate investment mutual fund portfolios under the Contract, two of which are closed to allocations of premiums and contract value. The ML Domestic Money Market V.I. Fund is available both through Account A and Account B.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $513 billion in investment company and other portfolio assets under management as of March 31, 2004. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the

Merrill Variable Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.

AMERICAN BALANCED V.I. FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

BASIC VALUE V.I. FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

CORE BOND V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.


DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.



Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund. The Domestic Money Market V.I. Fund is available through Account A and Account B.



FUNDAMENTAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will generally invest at least 65% of its total assets in equity securities.



GLOBAL ALLOCATION V.I. FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in North and South America, Europe, Australia, and the Far East.



Effective following the close of business on November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Global Allocation V.I. Fund.


GLOBAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


GOVERNMENT BOND V.I. FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Treasury or U.S. government agencies, and by instrumentalities.


HIGH CURRENT INCOME V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.

INDEX 500 V.I. FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").


INTERNATIONAL VALUE V.I. FUND. This Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In investing the Fund's assets, the investment adviser follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.



Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund of the Mercury Variable Trust was merged with and into the International Value V.I. Fund.



LARGE CAP CORE V.I. FUND. This Fund seeks to achieve high total investment return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stock of companies the adviser selects from among those included in the Russell 1000 Index(R). The Fund uses an investment approach that blends growth and value.



LARGE CAP GROWTH V.I. FUND. This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management believes have good prospects for earnings growth.



Effective following the close of business on November 21, 2003, the Merrill Lynch Focus Twenty V.I. Fund of the Merrill Variable Funds, and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Large Cap Growth V.I. Fund.



LARGE CAP VALUE V.I. FUND. This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large-cap companies and included in the Russell 1000 Index(R) that Fund management believes are undervalued.



SMALL CAP VALUE V.I. FUND. This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small cap companies and emerging growth companies that Fund management believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.



UTILITIES AND TELECOMMUNICATIONS V.I. FUND. This Fund seeks both capital appreciation and current income through investment of at least 80% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.


The Subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

MLIG VARIABLE INSURANCE TRUST


The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of 7 of its separate investment portfolios under the Contract. Roszel Advisors, LLC ("Roszel Advisors"), located at 1300 Merrill Lynch Drive, Pennington, New Jersey 08534, serves as the investment manager of the MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund. A summary of the investment objective and strategy for each fund is set forth below.

ROSZEL/DELAWARE TREND PORTFOLIO. This Fund seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing at least 65% of its total assets in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Delaware Management Company.


Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio of the AllianceBernstein Fund. The AllianceBernstein Quasar Portfolio is no longer available under the Contract.



ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is J.P. Morgan Investment Management Inc.


ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO. This Fund seeks long-term capital appreciation and income. The Fund pursues its investment objective by investing primarily in large capitalization equity securities of seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and Cadence Capital Management LLC.


Effective following the close of business on November 21, 2003, the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS Trust. The MFS(R) Research Series is no longer available under the Contract.


ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.

ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is
J. & W. Seligman & Co. Incorporated.

AIM VARIABLE INSURANCE FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Series I shares of two of its separate investment portfolios under the Contract.


A I M Advisors, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.


AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks growth of capital through investment in common stocks of companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. PREMIER EQUITY FUND. This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



The AllianceBernstein Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios under the Contract.



Alliance Capital Management L.P. ("Alliance"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as the investment adviser to each Fund of the AllianceBernstein Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.


ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.


ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO. This Fund seeks capital appreciation by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. The Fund invests in different industries, and in both established companies and new or unseasoned companies.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


The American Century Portfolios is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of two of its separate investment portfolios under the Contract. American Century Investment Management, Inc. ("ACIM"), located at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. As the investment adviser, ACIM is paid fees by the Funds for its services. A summary of the investment objectives and strategies for these Funds is set forth below.


VP INTERNATIONAL FUND. This Fund seeks capital growth. The Fund invests in companies with earnings and revenue growth that Fund management believes will increase in value over time. Ideally, Fund management seeks companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Fund management also strives to diversify by investing across different developed countries and geographical areas. Investing internationally involves special risks such as political instability and currency fluctuations.


VP ULTRA(R) FUND. This Fund seeks long-term capital growth. The fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by ACIM. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.


DAVIS VARIABLE ACCOUNT FUND, INC.


The Davis Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its separate investment portfolios under the Contract.



Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, serves as investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for this Fund is set forth below.


DAVIS VALUE PORTFOLIO. This Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.


FEDERATED INSURANCE SERIES



The Federated Series is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Primary Shares of two of its separate investment portfolios under the Contract.



Federated Equity Management Company of Pennsylvania ("FEMCOPA"), located at Federated Investors Tower, 1001 Liberty Ave., Pittsburgh, PA 15222-3779, serves as investment adviser to the Federated Series. FEMCOPA is a subsidiary of Federated Investors, Inc. As the investment adviser, FEMCOPA is paid fees by the Funds for its services. Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is the subadviser for the Federated Kaufmann Fund II. FEMCOPA pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.



FEDERATED CAPITAL APPRECIATION FUND II. This Fund seeks capital appreciation. The Fund pursues its investment objective by investing primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.



FEDERATED KAUFMANN FUND II. This Fund seeks capital appreciation. To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.


MFS(R) VARIABLE INSURANCE TRUST(SM)


The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Initial Class shares of one of its separate investment portfolios under the Contract.



MFS(R) Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to the Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). As the investment adviser, MFS is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



MFS(R) EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



PIMCO ADVISORS VIT



PIMCO Advisors VIT is registered with the Securities and Exchange Commission as an open-end, diversified management investment company. It currently offers shares of one of its separate investment portfolios under the Contract.



OpCap Advisors LLC ("OpCap Advisors"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as the investment adviser to the Fund. OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm. As the investment adviser, OpCap Advisors is paid fees by the Funds for its services. OpCap Advisors has retained PEA Capital LLC as the subadviser for the Fund. OpCap Advisors pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.



PEA RENAISSANCE PORTFOLIO. This Fund seeks long term capital appreciation and income. The Fund invests, under normal conditions, at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (i.e., dividend-paying) stocks.


PIMCO VARIABLE INSURANCE TRUST


The PIMCO VIT Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Administrative Class shares of one of its separate investment portfolios under the Contract.



Pacific Investment Management Company LLC ("PIMCO"), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.


TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three-to six-year time frame based on PIMCO's forecast for interest rates.


VAN KAMPEN LIFE INVESTMENT TRUST



The Van Kampen Trust is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers Class I shares of one of its separate investment portfolios under the Contract.



Van Kampen Asset Management ("Van Kampen Management"), located at 1221 Avenue of the Americas, New York, NY 10020, serves as the portfolio's investment adviser, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments, Inc. is an indirect wholly owned subsidiary of Morgan Stanley. As the investment adviser, Van Kampen Management is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



COMSTOCK PORTFOLIO. This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken.

Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or the future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

       WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through the first six lump-sum withdrawals from Account A in a contract year or through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

       AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE YEARS ELAPSED  CONTINGENT DEFERRED
     SINCE PREMIUM WAS PAID          SALES CHARGE
               0                          7%
               1                          6%
               2                          5%
               3                          4%
               4                          3%
               5                          2%
               6                          1%
               7                          0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value through six lump sum withdrawals three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

       HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

                              PRO RATA DEDUCTIONS

Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the ML Basic Value V.I. Subaccount, and $40,000 is in the ML Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840--60% of $1400--is deducted from the ML Basic Value V.I. Subaccount and $560--40% of $1400--is deducted from the ML Fundamental Growth V.I. Subaccount.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.

ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we deduct a charge at the end of each contract year equal to 0.25% annually of the average of the contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

GMIB FEE

If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.40% of the GMIB Benefit Base divided by 12. The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

       TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

       TAX CHARGES


We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)


       FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

       RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax advisor regarding these designations.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

       ISSUE AGE

You can buy a nonqualified Contract if you are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract.

If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.

       INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. The date we do this is called the date of issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

       TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.


PREMIUMS

       MINIMUM AND MAXIMUM PREMIUMS


The initial premium payment must be $5,000 or more on a nonqualified Contract or tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.


       HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.

       PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the account value to the Account A subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected.) We'll place premiums directed into Account B in the ML Domestic Money Market V.I. Subaccount on the date of issue. We'll place subsequent premiums allocated to Account B in the ML Domestic Money Market V.I. Subaccount as of the end of the valuation period in which our Service Center receives them.



Currently, you may allocate your premium among 18 of 35 subaccounts (34 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Core Bond V.I. Subaccount, 58% allocated to the ML High Current Income V.I. Subaccount, and 30% allocated to the ML Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the ML Core Bond V.I. Subaccount and 66 2/3% to the ML High Current Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)


DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

       TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the ML Core Bond V.I. Subaccount may be transferred to the ML High Current Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the ML Core Bond V.I. Subaccount may be transferred to the ML High Current Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)



       DISRUPTIVE TRADING



Frequent or short-term transfers among Account A subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.



Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. We will notify any such contract owner in writing (by mail to the address of record on file with us) of the restrictions that will apply to future transfers under a Contract. Such contract owners will receive one warning prior to imposition of any restrictions on transfers. Potential transfer restrictions may include refusing to execute future transfer requests that violate our Disruptive Trading Procedures or requiring all future transfer requests to be submitted through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, or other electronic means). Because we have adopted our Disruptive Trading Procedures as a prophylactic measure to protect contract owners from the potential adverse effects of harmful trading activity, please keep in mind that we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.



Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or Federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Accounts, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



DOLLAR COST AVERAGING


       WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from the Account A ML Domestic Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program, you should have the financial ability to continue making transfers through periods of fluctuating markets.

You can choose the DCA feature any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

If you participate in the RPA program, you can't use DCA.

       MINIMUM AMOUNTS


To elect DCA, you need to have a minimum amount of money in the Account A ML Domestic Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A ML Domestic Money Market V.I. Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.

       WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.

       FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.

If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the ML Domestic Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.


Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

       WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)

       LUMP SUM WITHDRAWALS

We don't impose a sales charge on the first six lump-sum withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

       (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and
       (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".) Each withdrawal counts as one of the six withdrawals permitted from the Contract each contract year.



EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2004. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2005 due to positive investment performance. On that date, you withdraw $20,000.



The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) -- $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 -- $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.



Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing to our Service Center or by telephone once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)


We don't impose sales charges on any withdrawals from Account B. Lump-sum withdrawals from Account B count toward the 6 withdrawals permitted each contract year. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

       SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the six lump sum withdrawals from Account A and the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

       AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting our Service Center. These automatic withdrawals are in addition to the six withdrawals permitted each contract year under the Contract.

       MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

       SURRENDERS


At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes or the Estate Enhancer benefit. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age
59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)


PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

       (a) the New York Stock Exchange is closed;
       (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
       (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;
       (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or
       (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)

DEATH BENEFIT

       GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. If you are under age 80 when the Contract is issued, the death benefit is the Maximum Anniversary Value death benefit. If you are under age 76, you may also elect the Estate Enhancer benefit, which provides a benefit at the death of the owner that may be used to defray some or all of the expenses attributable to death benefit proceeds under the Contract. The death benefit for contract owners with issue ages of 80 and over is the greater of: (i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B (as such terms are defined below) plus the value of Account B or (ii) the contract value on the date we receive due proof of death. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)


Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)



We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.


If the age of an owner (or annuitant, if the owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds").

       SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract (except under tax sheltered annuities). If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers of contract value based on the ratio of your contract value in each subaccount to your contract value prior to the increase.


EXISTING CONTRACT OWNERS PLEASE NOTE: For new sales, we currently offer only the Maximum Anniversary Value death benefit. If your Contract was originally issued with the Maximum Anniversary Value death benefit, see the description below. Otherwise, the death benefit applicable to your Contract may vary from the descriptions in the text below. We previously also offered the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit under Contract Forms ML-VA-001 and ML-VA-002.

Regardless of whether your Contract was issued on Contract Form ML-VA-001 or ML-VA-002, if you elected to change from the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit to the Maximum Anniversary Value death benefit, see APPENDIX A for a description of the death benefit that applies to your Contract.

If your Contract was issued on Contract Form ML-VA-002 (which is currently in use in all states) and you have the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit, see APPENDIX B for a description of the death benefit that applies to your Contract.

If your Contract was issued on Contract Form ML-VA-001 (which was in use before Contract Form ML-VA-002 became available in your state) and you have the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit, see APPENDIX C for a description of the death benefit that applies to your Contract.

If your Contract was issued in Washington before December 7, 2001, see APPENDIX D for a description of the 5% Rising Floor death benefit that applies to your Contract.

If you would like assistance in determining which death benefit applies to you, please consult your Contract or contact the Service Center at (800) 535-5549.

CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

This death benefit option is not available if the issue age of the oldest owner is 80 or over.

       (a) We determine the premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B.
       (b) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,
          (i) we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.
       (c) We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (d) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

- the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

- an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.

We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX E.

ESTATE ENHANCER BENEFIT


In all states except Washington, Illinois, and Minnesota, you may elect to add the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit provides coverage in addition to that provided by your death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to Federal income taxes. You cannot elect the Estate Enhancer benefit if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the effective date. If the benefit is being elected at issue, the effective date is the date of issue. Currently, the Estate Enhancer benefit cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if "Estate Enhancer premiums" on all contracts issued by us with the same owner(s) exceed $2,200,000. "Estate Enhancer premiums" means initial premium plus subsequent premium payments if the effective date is the date of issue, and the contract value on the effective date plus subsequent premium payments if the effective date is other than the date of issue. Once you elect the Estate Enhancer benefit, you cannot cancel it (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.


The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the date of issue (effective date of benefit). If you are age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the effective date. Net premiums equal the premiums paid since the effective date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the date of issue, the percentages are reduced from 45% to 30% in the calculation above.

As described under "Spousal Continuation", if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate.

You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse was younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate the Estate Enhancer benefit if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.

We are offering existing contract owners in approved states the opportunity to add the Estate Enhancer benefit as of the contract anniversary (effective date of benefit) following availability of the Estate Enhancer benefit in their state, provided you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age 76. The above description of the Estate Enhancer benefit applies, except that all periods will be measured from the date the Estate Enhancer benefit is added to the Contract, as opposed to the contract issue date and the contract value on that date will be considered a premium for purposes of the above calculations.

FOR AN EXAMPLE OF THE CALCULATION OF THE ESTATE ENHANCER BENEFIT, SEE APPENDIX
F.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally the annuity date for IRA Contracts or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.


Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.

For contracts issued on Contract Form ML-VA-001, if the contract owner is a non-natural person, the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium tax, to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

       PAYMENTS OF A FIXED AMOUNT


We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


       PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum.

---------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

       INDIVIDUAL RETIREMENT ACCOUNT ANNUITY


This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum. Interest will be credited at our current rate for this option, but will not be less than 3%.


GUARANTEED MINIMUM INCOME BENEFIT

       GENERAL

The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.


There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS.


If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.

---------------

*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

This feature is not currently available in Minnesota and Illinois. Check with your Financial Advisor regarding availability.

       HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:

       (i) equals the GMIB Benefit Base (less premium taxes applicable to Account A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB annuity purchase rates");
       (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and
       (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.

THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.

Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

       -- GMIB Maximum Anniversary Value for Account A; and
       -- GMIB Premiums Compounded at 5% for Account A.

GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:

       (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and
       (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.

You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be "adjusted" to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.


       ELECTING TO RECEIVE INCOME PAYMENTS



You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR CO-ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Federal minimum distribution requirements for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.


You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

       -- Life Annuity
       -- Joint and Survivor Life Annuity
       -- Life Annuity with Payments Guaranteed for 10 Years
       -- Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

       CHANGE OF ANNUITANT

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's or co-annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or co-annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant's or co-annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

       GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

       TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES


The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.



We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

       OWNER CONTROL


In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.


       REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

       IN GENERAL


IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.



The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.


The following discussion applies generally to Contracts owned by a natural person:

       PARTIAL WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

       ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

       TAXATION OF DEATH BENEFIT PROCEEDS


Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that the fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.


PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

       (1) on or after you reach age 59 1/2;
       (2) after you die (or after the annuitant dies, if the owner isn't an individual);
       (3) after you become disabled; or
       (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.


WITHHOLDING


Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES


Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

       TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

       ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

       OTHER TAX ISSUES FOR IRAS AND ROTH IRAS


Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.



The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the enhanced death benefit provisions adversely affects the qualification of the policy as an IRA or Roth IRA. The Estate Enhancer benefit is not currently available with an IRA or Roth IRA.


TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The Estate Enhancer benefit is not currently available with a tax sheltered annuity.

                               OTHER INFORMATION


NOTICES AND ELECTIONS



You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:



  1. Transfers



  2. Premium allocation



  3. Withdrawals, other than full surrenders



  4. Requests to change the annuity date



We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.



Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.



Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.



VOTING RIGHTS


We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

       (1) the election of a Fund's Board of Directors;
       (2) ratification of a Fund's independent accountant;
       (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
       (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
       (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.



We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. The Merrill Lynch Life Agencies also pay the District Annuity Specialists a portion of the commissions they receive for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.



The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.10% of each premium and up to 0.85% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates' employees or their spouses or dependents. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.18% of each premium.



Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.



The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.



Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.



STATE REGULATION


We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance

Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


The financial statements of the Accounts as of December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and our financial statements as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS


Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.


REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)

                                                           AMERICAN BALANCED V.I.*
                                     -------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                     -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     15.16   $     17.81   $     19.49   $     20.09   $     18.73
(2)  Accumulation unit value at end
       of period...................  $     18.19   $     15.16   $     17.81   $     19.49   $     20.09
(3)  Number of accumulation units
       outstanding at end of
       period......................  4,388,624.1   5,238,232.4   6,379,947.1   5,917,008.4   7,254,197.1

                                                             AMERICAN BALANCED V.I.*
                                     -----------------------------------------------------------------------
                                      1/1/98 TO     1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                      12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -----------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     16.72   $      14.47   $      13.37   $      11.21   $      11.86
(2)  Accumulation unit value at end
       of period...................  $     18.73   $      16.72   $      14.47   $      13.37   $      11.21
(3)  Number of accumulation units
       outstanding at end of
       period......................  8,811,560.6   10,336,623.9   12,953,901.3   13,988,384.1   12,253,488.1

                                                   BALANCED CAPITAL FOCUS*
                                     ---------------------------------------------------
                                     1/1/01 TO    1/1/00 TO     1/1/99 TO    6/5/98** TO
                                     12/31/01     12/31/00      12/31/99      12/31/98
                                     ---------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $10.82     $     10.30   $      9.68   $     10.00
(2)  Accumulation unit value at end
       of period...................        *     $     10.82   $     10.30   $      9.68
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     3,063,065.5   2,998,678.0   1,724,252.1

                                                                 BASIC VALUE V.I.
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      23.06   $      28.42   $      27.63   $      24.86   $      20.81
(2)  Accumulation unit value at end
       of period...................  $      30.31   $      23.06   $      28.42   $      27.63   $      24.86
(3)  Number of accumulation units
       outstanding at end of
       period......................  28,354,204.0   30,717,375.1   32,950,655.6   32,033,529.3   32,438,211.6

                                                                 BASIC VALUE V.I.
                                     ------------------------------------------------------------------------
                                      1/1/98 TO      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      19.27   $      16.19   $      13.60   $      10.98   $      10.88
(2)  Accumulation unit value at end
       of period...................  $      20.81   $      19.27   $      16.19   $      13.60   $      10.98
(3)  Number of accumulation units
       outstanding at end of
       period......................  28,219,085.9   27,721,815.8   28,054,066.0   20,468,571.0   13,875,148.9

---------------
  + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.


  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.

                                                                CORE BOND V.I.***
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      18.18   $      16.82   $      15.98   $      14.72   $      15.28
(2)  Accumulation unit value at end
       of period...................  $      18.79   $      18.18   $      16.82   $      15.98   $      14.72
(3)  Number of accumulation units
       outstanding at end of
       period......................  30,462,610.6   33,147,722.3   34,517,334.7   28,210,223.4   32,859,390.2

                                                                CORE BOND V.I.***
                                     ------------------------------------------------------------------------
                                      1/1/98 TO      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      14.36   $      13.40   $      13.29   $      11.21   $      11.94
(2)  Accumulation unit value at end
       of period...................  $      15.28   $      14.36   $      13.40   $      13.29   $      11.21
(3)  Number of accumulation units
       outstanding at end of
       period......................  34,324,782.1   32,188,775.1   34,996,244.1   31,553,814.4   29,135,349.6

                                                     DEVELOPING CAPITAL MARKETS V.I.*
                                     -----------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                     11/21/03     12/31/02      12/31/01      12/31/00      12/31/99
                                     ---------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........    $6.54     $      7.38   $      7.37   $     10.48   $      6.42
(2)  Accumulation unit value at end
       of period...................        *     $      6.54   $      7.38   $      7.37   $     10.48
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     2,542,777.9   3,314,469.2   4,530,719.1   8,168,100.8

                                                       DEVELOPING CAPITAL MARKETS V.I.*
                                     ---------------------------------------------------------------------
                                      1/1/98 TO     1/1/97 TO      1/1/96 TO     1/1/95 TO    5/16/94** TO
                                      12/31/98       12/31/97      12/31/96      12/31/95       12/31/94
                                     -----------   ------------   -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      9.21   $       9.99   $      9.16   $      9.38   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      6.42   $       9.21   $      9.99   $      9.16   $      9.38
(3)  Number of accumulation units
       outstanding at end of
       period......................  8,301,183.8   12,981,977.3   7,960,705.2   4,912,543.0   2,702,530.7

                                                             DOMESTIC MONEY MARKET V.I. (ACCOUNT A)*
                                     ---------------------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      13.77   $      13.75   $      13.41   $      12.82   $      12.39   $      11.94
(2)  Accumulation unit value at end
       of period...................  $      13.68   $      13.77   $      13.75   $      13.41   $      12.82   $      12.39
(3)  Number of accumulation units
       outstanding at end of
       period......................  22,355.053.1   28,738,375.9   29,585,818.8   25,465,430.4   33,181,894.2   30,449,124.5

                                              DOMESTIC MONEY MARKET V.I. (ACCOUNT A)*
                                     ---------------------------------------------------------
                                      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/97       12/31/96       12/31/95       12/31/94
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      11.50   $      11.09   $      10.64   $      10.37
(2)  Accumulation unit value at end
       of period...................  $      11.94   $      11.50   $      11.09   $      10.64
(3)  Number of accumulation units
       outstanding at end of
       period......................  24,720,327.5   22,091,953.2   25,642,773.0   32,396,626.5

---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                       DOMESTIC
                                         MONEY
                                      MARKET V.I.
                                     (ACCOUNT B)*              FLEXIBLE STRATEGY*                FOCUS TWENTY V.I.*
                                     -------------   ---------------------------------------   -----------------------
                                     11/21/03** TO   1/1/96 TO    1/1/95 TO      1/1/94 TO     1/1/03 TO    1/1/02 TO
                                       12/31/03      12/31/96      12/31/95       12/31/94     11/21/03     12/31/02
                                     -------------   ---------   ------------   ------------   ---------   -----------
(1)  Accumulation unit value at
       beginning of period.........    $   14.59      $13.00     $      11.22   $      11.87     $1.37     $      2.27
(2)  Accumulation unit value at end
       of period...................    $   14.59           *     $      13.00   $      11.22         *     $      1.37
(3)  Number of accumulation units
       outstanding at end of
       period......................    461,966.9         0.0     19,761,710.2   18,841,816.9       0.0     2,873,380.3


                                         FOCUS TWENTY V.I.*                FUNDAMENTAL GROWTH V.I.
                                     --------------------------   -----------------------------------------
                                      1/1/01 TO    7/10/00** TO    1/1/03 TO      1/1/02 TO     5/1/01** TO
                                      12/31/01       12/31/00       11/21/03       12/31/02      12/31/01
                                     -----------   ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      7.47   $     10.00    $       6.30   $       8.81   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      2.27   $      7.47    $       7.96   $       6.30   $      8.81
(3)  Number of accumulation units
       outstanding at end of
       period......................  4,034,923.4   7,843,546.7    15,516,973.2   13,264,514.6   8,002,014.8

                                                      GLOBAL ALLOCATION V.I.*
                                     ---------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      14.81   $      16.34   $      18.18   $      20.38
(2)  Accumulation unit value at end
       of period...................  $      19.68   $      14.81   $      16.34   $      18.18
(3)  Number of accumulation units
       outstanding at end of
       period......................  22,469,238.8   20,901,685.5   22,994,595.1   26,893,300.8

                                                                     GLOBAL ALLOCATION V.I.*
                                     ---------------------------------------------------------------------------------------
                                      1/1/99 TO      1/1/98 TO      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      17.02   $      15.85   $      14.35   $      12.85   $      11.78   $      12.12
(2)  Accumulation unit value at end
       of period...................  $      20.38   $      17.02   $      15.85   $      14.35   $      12.85   $      11.78
(3)  Number of accumulation units
       outstanding at end of
       period......................  31,675,601.7   40,349,522.0   48,987,486.9   54,187,786.6   39,315,443.7   40,759,049.2

                                                     GLOBAL BOND FOCUS*
                                     ---------------------------------------------------
                                     1/1/02 TO    1/1/01 TO     1/1/00 TO     1/1/99 TO
                                     12/31/02     12/31/01      12/31/00      12/31/99
                                     ---------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $11.68     $     12.23   $     12.35   $     13.63
(2)  Accumulation unit value at end
       of period...................      ***     $     11.68   $     12.23   $     12.35
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     2,023,068.6   2,519,404.0   3,371,794.8

                                                             GLOBAL BOND FOCUS*
                                     -------------------------------------------------------------------
                                      1/1/98 TO     1/1/97 TO     1/1/96 TO     1/1/95 TO     1/1/94 TO
                                      12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                     -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     12.27   $     12.20   $     11.45   $      9.94   $     10.52
(2)  Accumulation unit value at end
       of period...................  $     13.63   $     12.27   $     12.20   $     11.45   $      9.94
(3)  Number of accumulation units
       outstanding at end of
       period......................  4,521,788.3   5,666,135.2   7,186,613.40  6,621,174.7   6,989,051.9

---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                      GLOBAL GROWTH V.I.
                                     -------------------------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO     6/5/98** TO
                                      12/31/03       12/31/02       12/31/01       12/31/00       12/31/99      12/31/98
                                     -----------   ------------   ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      6.67   $       9.35   $      12.32   $      14.69   $      10.74   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      8.79   $       6.67   $       9.35   $      12.32   $      14.69   $     10.74
(3)  Number of accumulation units
       outstanding at end of
       period......................  9,055,643.3   10,256,753.2   11,432,780.1   19,603,914.4   11,158,593.7   1,298,842.5

                                                               GOVERNMENT BOND V.I.
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      16.29   $      15.04   $      14.24   $      12.95   $      13.36
(2)  Accumulation unit value at end
       of period...................  $      16.40   $      16.29   $      15.04   $      14.24   $      12.95
(3)  Number of accumulation units
       outstanding at end of
       period......................  20,466,500.5   25,047,294.4   22,840,454.2   21,134,395.4   26,086,856.7

                                                              GOVERNMENT BOND V.I.
                                     ----------------------------------------------------------------------
                                      1/1/98 TO      1/1/97 TO      1/1/96 TO     1/1/95 TO    5/16/94** TO
                                       12/31/98       12/31/97      12/31/96      12/31/95       12/31/94
                                     ------------   ------------   -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      12.45   $      11.59   $     11.42   $     10.08   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      13.36   $      12.45   $     11.59   $     11.42   $     10.08
(3)  Number of accumulation units
       outstanding at end of
       period......................  24,286,677.2   13,405,996.1   7,173,354.6   3,417,936.4   1,484,500.1

                                                                    HIGH CURRENT INCOME V.I.
                                     ---------------------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      15.47   $      15.91   $      15.51   $      16.92   $      16.18   $      16.93
(2)  Accumulation unit value at end
       of period...................  $      19.55   $      15.47   $      15.91   $      15.51   $      16.92   $      16.18
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,782,130.1   15,247,591.1   20,369,245.5   23,373,205.6   26,535,665.7   29,043,029.8

                                                     HIGH CURRENT INCOME V.I.
                                     --------------------------------------------------------
                                      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/97       12/31/96       12/31/95      12/31/94
                                     ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      15.46   $      14.08   $      12.18   $     12.80
(2)  Accumulation unit value at end
       of period...................  $      16.93   $      15.46   $      14.08   $     12.18
(3)  Number of accumulation units
       outstanding at end of
       period......................  29,861,630.9   24,631,752.8   23,078,926.0   18,784,994.7

---------------
** Available for allocations of premiums or contract value effective following the close of business.

                                                                         INDEX 500 V.I.
                                     ---------------------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      11.82   $      15.44   $      17.85   $      19.96   $      16.79   $      13.27
(2)  Accumulation unit value at end
       of period...................  $      14.95   $      11.82   $      15.44   $      17.85   $      19.96   $      16.79
(3)  Number of accumulation units
       outstanding at end of
       period......................  17,846,470.4   17,963,770.6   21,190,706.5   22,709,749.8   22,900,998.5   19,261,320.4

                                            INDEX 500 V.I.                   INTERNATIONAL BOND*
                                     ----------------------------   --------------------------------------
                                      1/1/97 TO     12/18/96** TO   1/1/96 TO    1/1/95 TO    5/16/94** TO
                                       12/31/97       12/31/96      12/31/96     12/31/95       12/31/94
                                     ------------   -------------   ---------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      10.12     $  10.00       $11.40     $      9.93    $   10.00
(2)  Accumulation unit value at end
       of period...................  $      13.27     $  10.12            *     $     11.40    $    9.93
(3)  Number of accumulation units
       outstanding at end of
       period......................  13,455,750.2     33,052.4         0.00     1,191,641.1    464,604.1

                                                         INTERNATIONAL EQUITY FOCUS*
                                     --------------------------------------------------------------------
                                     1/1/01 TO    1/1/00 TO     1/1/99 TO      1/1/98 TO      1/1/97 TO
                                     12/31/01     12/31/00       12/31/99       12/31/98       12/31/97
                                     ---------   -----------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........   $13.20     $     16.18   $      11.91   $      11.20   $      11.90
(2)  Accumulation unit value at end
       of period...................        *     $     13.20   $      16.18   $      11.91   $      11.20
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     8,131,177.0   10,055,061.4   13,703,986.4   33,698,719.2

                                                                                   INTERNATIONAL
                                            INTERNATIONAL EQUITY FOCUS*             VALUE V.I.*
                                     ------------------------------------------   ---------------
                                      1/1/96 TO      1/1/95 TO      1/1/94 TO      11/21/03** TO
                                       12/31/96       12/31/95       12/31/94        12/31/03
                                     ------------   ------------   ------------   ---------------
(1)  Accumulation unit value at
       beginning of period.........  $      11.31   $      10.87   $      10.96    $      11.08
(2)  Accumulation unit value at end
       of period...................  $      11.90   $      11.31   $      10.87    $      12.17
(3)  Number of accumulation units
       outstanding at end of
       period......................  26,446,868.6   21,726,485.8   21,157,145.1    19,807,166.8

                                                              LARGE CAP CORE V.I.***
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      19.23   $      23.47   $      25.70   $      28.89   $      22.28
(2)  Accumulation unit value at end
       of period...................  $      24.95   $      19.23   $      23.47   $      25.70   $      28.89
(3)  Number of accumulation units
       outstanding at end of
       period......................  17,864,899.2   19,455,855.7   21,872,938.3   25,660,426.4   28,750,257.4

                                                              LARGE CAP CORE V.I.***
                                     ------------------------------------------------------------------------
                                      1/1/98 TO      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      19.54   $      16.01   $      13.77   $      11.38   $      11.67
(2)  Accumulation unit value at end
       of period...................  $      22.28   $      19.54   $      16.01   $      13.77   $      11.38
(3)  Number of accumulation units
       outstanding at end of
       period......................  33,613,045.0   38,815,927.3   42,908,676.7   39,846,415.5   33,600,288.0

---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                       LARGE CAP
                                     GROWTH V.I.*             LARGE CAP VALUE V.I.
                                     -------------   ---------------------------------------
                                     11/21/03** TO    1/1/03 TO     1/1/02 TO    5/1/01** TO
                                       12/31/03       12/31/03      12/31/02      12/31/01
                                     -------------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $      8.80    $      8.48   $      9.83   $     10.00
(2)  Accumulation unit value at end
       of period...................   $      8.88    $     11.20   $      8.48   $      9.83
(3)  Number of accumulation units
       outstanding at end of
       period......................   6,240,868.3    7,822,626.6   6,809,319.2   1,258,222.7

                                                        NATURAL RESOURCES FOCUS
                                     -------------------------------------------------------------
                                     1/1/02 TO   1/1/01 TO   1/1/00 TO    1/1/99 TO     1/1/98 TO
                                     12/31/02    12/31/01    12/31/00     12/31/99      12/31/98
                                     ---------   ---------   ---------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $15.29     $   17.42   $   12.68   $     10.14   $     12.14
(2)  Accumulation unit value at end
       of period...................      ***     $   15.29   $   17.42   $     12.68   $     10.14
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     664,973.7   841,185.9   1,054,802.2   1,411,604.8

                                                    NATURAL RESOURCES FOCUS
                                     -----------------------------------------------------
                                      1/1/97 TO     1/1/96 TO     1/1/95 TO     1/1/94 TO
                                      12/31/97      12/31/96      12/31/95      12/31/94
                                     -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     14.06   $     12.56   $     11.30   $     11.29
(2)  Accumulation unit value at end
       of period...................  $     12.14   $     14.06   $     12.56   $     11.30
(3)  Number of accumulation units
       outstanding at end of
       period......................  2,034,154.7   2,971,830.1   3,136,512.9   3,158,540.0

                                                       RESERVE ASSETS V.I.*
                                     ---------------------------------------------------------
                                     1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO
                                     11/21/03    12/31/02    12/31/01    12/31/00    12/31/99
                                     ---------   ---------   ---------   ---------   ---------
(1)  Accumulation unit value at
       beginning of period.........   $14.62     $   14.53   $   14.09   $   13.39   $   12.87
(2)  Accumulation unit value at end
       of period...................        *     $   14.62   $   14.53   $   14.09   $   13.39
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     449,604.0   552,291.8   745,679.0   902,717.9

                                                         RESERVE ASSETS V.I.*
                                     -------------------------------------------------------------
                                     1/1/98 TO   1/1/97 TO   1/1/96 TO    1/1/95 TO     1/1/94 TO
                                     12/31/98    12/31/97    12/31/96     12/31/95      12/31/94
                                     ---------   ---------   ---------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $   12.32   $   11.79   $   11.29   $     10.76   $     10.43
(2)  Accumulation unit value at end
       of period...................  $   12.87   $   12.32   $   11.79   $     11.29   $     10.76
(3)  Number of accumulation units
       outstanding at end of
       period......................  913,135.2   917,759.7   890,380.2   1,002,197.4   1,286,558.6

                                                               SMALL CAP VALUE V.I.
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      22.31   $      29.66   $      23.15   $      20.45   $      15.45
(2)  Accumulation unit value at end
       of period...................  $      31.46   $      22.31   $      29.66   $      23.15   $      20.45
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,659,369.3   16,380,006.3   20,951,548.1   22,009,316.5   22,646,932.9

                                                               SMALL CAP VALUE V.I.
                                     ------------------------------------------------------------------------
                                      1/1/98 TO      1/1/97 TO      1/1/96 TO      1/1/95 TO      1/1/94 TO
                                       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      16.75   $      15.20   $      14.25   $       9.90   $      10.82
(2)  Accumulation unit value at end
       of period...................  $      15.45   $      16.75   $      15.20   $      14.25   $       9.90
(3)  Number of accumulation units
       outstanding at end of
       period......................  25,287,229.6   25,060,617.0   26,282,042.4   21,157,583.8   14,844,233.7

---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                    UTILITIES AND TELECOMMUNICATIONS V.I.
                                     -------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO
                                      12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                     -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     14.44   $     18.01   $     21.24   $     22.12   $     19.91
(2)  Accumulation unit value at end
       of period...................  $     17.12   $     14.44   $     18.01   $     21.24   $     22.12
(3)  Number of accumulation units
       outstanding at end of
       period......................  2,105,169.4   2,509,787.9   3,227,019.1   4,076,374.7   5,102,928.3

                                                     UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ----------------------------------------------------------------------
                                      1/1/98 TO     1/1/97 TO     1/1/96 TO      1/1/95 TO      1/1/94 TO
                                      12/31/98      12/31/97       12/31/96       12/31/95       12/31/94
                                     -----------   -----------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     16.27   $     13.10   $      11.75   $       9.58   $      10.61
(2)  Accumulation unit value at end
       of period...................  $     19.91   $     16.27   $      13.10   $      11.75   $       9.58
(3)  Number of accumulation units
       outstanding at end of
       period......................  6,354,180.9   7,581,562.1   10,020,789.9   11,837,175.7   12,374,137.9

                                       ROSZEL/                                    ROSZEL/
                                       DELAWARE              ROSZEL/            LORD ABBETT
                                        TREND               JP MORGAN           AFFILIATED
                                     PORTFOLIO***       SMALL CAP GROWTH         PORTFOLIO
                                     ------------   -------------------------   -----------
                                     5/1/03** TO     1/1/03 TO     7/1/02 TO    5/1/03** TO
                                       12/31/03      12/31/03      12/31/02      12/31/03
                                     ------------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     10.00    $      8.44   $     10.00    $   10.00
(2)  Accumulation unit value at end
       of period...................  $     12.28    $     11.42   $      8.44    $   12.00
(3)  Number of accumulation units
       outstanding at end of
       period......................  4,128,495.9    5,608.777.3   4,729,763.5    897,575.4

                                                                   ROSZEL/
                                                                  PIMCO CCM
                                              ROSZEL/              CAPITAL               ROSZEL/
                                            LORD ABBETT          APPRECIATION             PIMCO
                                           MID CAP VALUE         PORTFOLIO***        SMALL CAP VALUE
                                     -------------------------   ------------   -------------------------
                                      1/1/03 TO     7/1/02 TO    5/1/03** TO     1/1/03 TO     7/1/02 TO
                                      12/31/03      12/31/02       12/31/03      12/31/03      12/31/02
                                     -----------   -----------   ------------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      8.97   $     10.00   $      10.00   $      9.33   $     10.00
(2)  Accumulation unit value at end
       of period...................  $     11.04   $      8.97   $      11.72   $     12.26   $      9.33
(3)  Number of accumulation units
       outstanding at end of
       period......................  9,065,250.4   7,238,257.9   11.191,632.4   3,320,853.4   2,244,144.2

                                              ROSZEL/
                                             SELIGMAN
                                          MID CAP GROWTH                      SELECT TEN V.I. TRUST****
                                     -------------------------   ---------------------------------------------------
                                      1/1/03 TO     7/1/02 TO    1/1/01 TO    1/1/00 TO     1/1/99 TO    6/5/98** TO
                                      12/31/03      12/31/02     12/31/01     12/31/00      12/31/99      12/31/98
                                     -----------   -----------   ---------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      9.12   $     10.00    $10.67     $      9.39   $     10.12   $     10.00
(2)  Accumulation unit value at end
       of period...................  $     11.99   $      9.12      ****     $     10.67   $      9.39   $     10.12
(3)  Number of accumulation units
       outstanding at end of
       period......................  2,407,444.2   1,431,411.5       0.0     2,176,124.5   6,451,242.3   2,066,901.2

---------------
  ** Available for allocations of premiums or contract value effective following the close of business.

 *** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

**** The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select Ten
     Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

                                                         AIM V.I. CAPITAL APPRECIATION
                                     ---------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO     1/1/01 TO      1/1/00 TO      1/1/99 TO
                                      12/31/03      12/31/02       12/31/01       12/31/00      12/31/99
                                     -----------   -----------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      9.36   $     12.54   $      16.57   $      18.86   $     13.22
(2)  Accumulation unit value at end
       of period...................  $     11.96   $      9.36   $      12.54   $      16.57   $     18.86
(3)  Number of accumulation units
       outstanding at end of
       period......................  6,910,850.5   8,025,721.1   10.501,783.4   12,692,918.0   8,479,385.9

                                           AIM V.I. CAPITAL APPRECIATION
                                     -----------------------------------------
                                      1/1/98 TO     1/1/97 TO    12/18/96** TO
                                      12/31/98      12/31/97       12/31/96
                                     -----------   -----------   -------------
(1)  Accumulation unit value at
       beginning of period.........  $     11.23   $     10.03     $  10.00
(2)  Accumulation unit value at end
       of period...................  $     13.22   $     11.23     $  10.03
(3)  Number of accumulation units
       outstanding at end of
       period......................  7,273,224.1   9,024,846.3     53,080.9

                                                             AIM V.I. PREMIER EQUITY
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      10.48   $      15.22   $      17.65   $      20.96   $      16.35
(2)  Accumulation unit value at end
       of period...................  $      12.93   $      10.48   $      15.22   $      17.65   $      20.96
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,288,978.2   17,338,145.2   24,637,001.5   26,715,565.3   26,006,506.4

                                              AIM V.I. PREMIER EQUITY
                                     ------------------------------------------
                                      1/1/98 TO      1/1/97 TO    12/18/96** TO
                                       12/31/98      12/31/97       12/31/96
                                     ------------   -----------   -------------
(1)  Accumulation unit value at
       beginning of period.........  $      12.52   $     10.26     $  10.00
(2)  Accumulation unit value at end
       of period...................  $      16.35   $     12.52     $  10.26
(3)  Number of accumulation units
       outstanding at end of
       period......................  18,123,583.9   8,189,098.3     29,828.9

                                                         ALLIANCEBERNSTEIN PREMIER GROWTH
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      11.58   $      16.92   $      20.72   $      25.17   $      19.28
(2)  Accumulation unit value at end
       of period...................  $      14.13   $      11.58   $      16.92   $      20.72   $      25.17
(3)  Number of accumulation units
       outstanding at end of
       period......................  27,284,337.0   31,618,066.4   39,464,410.9   43,927,124.9   42,583,927.7

                                          ALLIANCEBERNSTEIN PREMIER GROWTH
                                     -------------------------------------------
                                      1/1/98 TO      1/1/97 TO     12/18/96** TO
                                       12/31/98       12/31/97       12/31/96
                                     ------------   ------------   -------------
(1)  Accumulation unit value at
       beginning of period.........  $      13.21   $      10.00     $  10.00
(2)  Accumulation unit value at end
       of period...................  $      19.28   $      13.21     $  10.00
(3)  Number of accumulation units
       outstanding at end of
       period......................  32,445,966.0   17,656,658.9     14,562.5

                                                  ALLIANCEBERNSTEIN QUASAR***
                                     -----------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO      1/1/00 TO
                                     11/21/03     12/31/02       12/31/01       12/31/00
                                     ---------   -----------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........    $5.31     $      7.89   $       9.17   $       9.90
(2)  Accumulation unit value at end
       of period...................    $ ***     $      5.31   $       7.89   $       9.17
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     7,562,517.2   13,474,323.7   15,221,526.4

                                     ALLIANCEBERNSTEIN QUASAR***       ALLIANCEBERNSTEIN TECHNOLOGY
                                     ----------------------------   -----------------------------------
                                      1/1/99 TO       6/5/98** TO   1/1/03 TO   1/1/02 TO   5/1/01** TO
                                      12/31/99         12/31/98     12/31/03    12/31/02     12/31/01
                                     -----------      -----------   ---------   ---------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      8.57      $     10.00   $    4.65   $    8.09   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      9.90      $      8.57   $    6.61   $    4.65   $      8.09
(3)  Number of accumulation units
       outstanding at end of
       period......................  7,760,537.8      1,208,208.4   828,028.4   411,448.1   3,408,114.3

---------------
 ** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                        AMERICAN CENTURY VP INTERNATIONAL                    DAVIS VALUE
                                     ---------------------------------------   ----------------------------------------
                                      1/1/03 TO     1/1/02 TO    5/1/01** TO    1/1/03 TO      1/1/02 TO    5/1/01** TO
                                      12/31/03      12/31/02      12/31/01       12/31/03      12/31/02      12/31/01
                                     -----------   -----------   -----------   ------------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      6.37   $      8.10   $     10.00   $       7.67   $      9.28   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      7.82   $      6.37   $      8.10   $       9.82   $      7.67   $      9.28
(3)  Number of accumulation units
       outstanding at end of
       period......................  5,389,464.6   5,041,841.7   4,233,366.1   10,060,406.4   7,947,780.8   6,727,793.0

                                                              MERCURY INTERNATIONAL VALUE V.I.*
                                     ------------------------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO     6/5/98** TO
                                     11/21/03      12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
                                     ---------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........    $8.67     $       9.93   $      11.56   $      11.39   $       9.49   $      10.00
(2)  Accumulation unit value at end
       of period...................    $   *     $       8.67   $       9.93   $      11.39   $       9.49   $       8.89
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     21,631,322.8   27,563,545.4   27,031,930.9   22,677,967.0   28,051,199.1

                                                    MERRILL LYNCH LARGE CAP GROWTH V.I.*
                                     ------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO    6/18/99** TO
                                     11/21/03     12/31/02      12/31/01      12/31/00       12/31/99
                                     ---------   -----------   -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........    $6.72     $      8.89   $      9.94   $     11.98    $   10.00
(2)  Accumulation unit value at end
       of period...................    $   *     $      6.72   $      8.89   $      9.94    $   11.98
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     3,896,489.7   3,380,676.0   3,371,281.5    982,517.4

                                                              MFS(R) EMERGING GROWTH
                                     ------------------------------------------------------------------------
                                      1/1/03 TO      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $       9.28   $      14.21   $      21.65   $      27.30   $      15.66
(2)  Accumulation unit value at end
       of period...................  $      11.93   $       9.28   $      14.21   $      21.65   $      27.30
(3)  Number of accumulation units
       outstanding at end of
       period......................  11,141.156.1   12,747,207.1   17,457,850.7   21,939,638.7   17,748,946.8

                                               MFS(R) EMERGING GROWTH
                                     ------------------------------------------
                                      1/1/98 TO      1/1/97 TO    12/18/96** TO
                                       12/31/98      12/31/97       12/31/96
                                     ------------   -----------   -------------
(1)  Accumulation unit value at
       beginning of period.........  $      11.83   $      9.83     $  10.00
(2)  Accumulation unit value at end
       of period...................  $      15.66   $     11.83     $   9.83
(3)  Number of accumulation units
       outstanding at end of
       period......................  13,340,981.2   6,318,571.3     23,931.1

                                                               MFS(R) RESEARCH***
                                     -----------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                      11/21/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     -----------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........     $9.67      $      12.99   $      16.73   $      17.82   $      14.56
(2)  Accumulation unit value at end
       of period...................     $ ***      $       9.67   $      12.99   $      16.73   $      17.82
(3)  Number of accumulation units
       outstanding at end of
       period......................       0.0      13,792,174.9   18,733,036.0   21,792,941.5   17,139,010.1

                                                 MFS(R) RESEARCH***                   PIMCO TOTAL RETURN
                                     ------------------------------------------   --------------------------
                                      1/1/98 TO      1/1/97 TO    12/18/96** TO    1/1/03 TO      7/1/02 TO
                                       12/31/98      12/31/97       12/31/96        12/31/03      12/31/02
                                     ------------   -----------   -------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      11.96   $     10.08     $  10.00      $      10.51   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      14.56   $     11.96     $  10.08      $      10.89   $     10.51
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,322,681.4   9,049,568.0    25,095.40      14,558,447.2   9,661,753.1

---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Domestic Money Market V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Merrill Lynch Global Allocation V.I. Fund, the Mercury International Value V.I. Fund was merged with and into the Merrill Lynch International Value V.I. Fund, and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the American Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the Mercury International Value V.I. Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the former Global Strategy Focus Fund, which has been renamed the Global Allocation V.I. Fund, and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.


 ** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein Quasar Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION


     Selling the Contract


     Financial Statements

     Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS

     Money Market Yields

     Other Subaccount Yields

     Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A

CALCULATION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

Owners of Contracts issued on Contract Forms ML-VA-001 and ML-VA-002 with the 5% Rising Floor with 7th Anniversary Step-Up death benefit may have elected to change their death benefits to the MAV death benefit. The Maximum Anniversary Value (MAV) Death Benefit that applies to such Contracts is as follows.

       (a) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

          (i) we calculate an anniversary value for each contract anniversary beginning with the effective date of the change to the MAV death benefit through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value. It is also the amount referred to as the "Guaranteed Minimum Death Benefit."

       (b) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals: the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by an amount equal to (i) divided by (ii) where (i) is the Guaranteed Minimum Death Benefit prior to the transfer or withdrawal and (ii) is the value of Account A prior to the transfer or withdrawal.

The period for which we will calculate the Maximum Anniversary Value is based on your attained age (or the attained age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date of the change to the MAV death benefit. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

                                   APPENDIX B

CALCULATION OF THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-002

The following discussion applies for issue ages under 80.

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less "adjusted transfers" to Account B and "adjusted withdrawals" from Account A with interest at 5% annually. (If your Contract was issued before we received state approval for the 7th anniversary value described below, we do not "adjust" transfers and withdrawals in this calculation.)
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,
          (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
          (ii) we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

      We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date of your death.

       (c) Assuming that when we obtained necessary state approval you have not attained age 80 or your death benefit was not "capped", we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;
       (2) The last day of the contract year in which the contract owner attains age 80;
       (3) The date of death of the contract owner.

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP DEATH BENEFIT. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume a 68 year-old person purchased a Contract on June 1, 2002 with the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit and made an initial payment of $100,000, which was allocated completely to Account A. During his or her life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.



                                                                                                (CV)
                                                                         -----------------------------

                                                                            TRANSACTIONS
                                                                         ------------------   CONTRACT
   DATE                                                                   PREM.     WITHDR.    VALUE
 -----------------------------------------------------------------------------------------------------
 6/1/02    THE CONTRACT IS ISSUED                                        $100,000             $100,000
           CV = $100,000, X = $100,000, Y = $0 (because the contract
           has not yet reached a seventh anniversary), and Z = $0
           (because the contract owner has not attained age 80)
           DB = $100,000
 6/1/03    FIRST CONTRACT ANNIVERSARY                                                         $104,000
           Assume contract value increased $4,000 due to positive
           investment performance
           CV = $104,000, X = $105,000 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for one year), Y = $0 (because the contract has not yet reached a
           seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($104,000, $105,000, $0, $0) = $105,000
 6/1/04    SECOND CONTRACT ANNIVERSARY                                                        $120,000
           Assume contract value increased $16,000 due to positive
           investment performance
           CV = $120,000, X = $110,250 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for two years), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($120,000, $110,250, $0, $0) = $120,000
 6/1/09    SEVENTH CONTRACT ANNIVERSARY                                                       $160,000
           Assume contract value increased $40,000 due to positive
           investment performance
           CV = $160,000, X = $140,710 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $160,000 (the value of Account A on the
           Seventh Anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($160,000, $140,710, $160,000, $0) = $160,000
 6/1/10    EIGHTH CONTRACT ANNIVERSARY                                                        $130,000
           Assume contract value decreased $30,000 due to negative
           investment performance
           CV = $130,000, X = $147,746 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           eight years), Y = $168,000 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for one year), and Z = $0 (because the
           contract owner has not attained age 80)
           DB = greatest ($130,000, $147,746, $168,000, $0) = $168,000
 6/1/14    TWELFTH CONTRACT ANNIVERSARY                                                       $210,000
           Assume contract value increased $80,000 due to positive
           investment performance
           CV = $210,000, X = $179,586 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $204,205 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for five years), and Z = $210,000 (the
           value of Account A on the anniversary the owner attains age
           80)
           DB = greatest ($210,000, $179,586, $204,205, $210,000) =
           $210,000
 -----------------------------------------------------------------------------------------------------

                         (GMDB)
            GUARANTEED MINIMUM DEATH BENEFIT
                (GREATEST OF X, Y, OR Z)
           -----------------------------------
             (X)         (Y)           (Z)                     (DB)
           ----------------------------------------------------------------------
                                    ATTAINED
                                     AGE 80
           PREMIUMS    GREATEST    ANNIVERSARY                DEATH
   DATE     AT 5%     7TH ANNIV.      VALUE                  BENEFIT
 6/1/02    $100,000          $0           $0     $100,000 (Greater of CV or GMDB)
 6/1/03    $105,000          $0           $0     $105,000 (Greater of CV or GMDB)
 6/1/04    $110,250          $0           $0     $120,000 (Greater of CV or GMDB)
 6/1/09    $140,710    $160,000           $0     $160,000 (Greater of CV or GMDB)
 6/1/10    $147,746    $168,000           $0     $168,000 (Greater of CV or GMDB)
 6/1/14    $179,586    $204,205     $210,000     $210,000 (Greater of CV or GMDB)
 -----------------------------------------------------------------------------------------------------

                                   APPENDIX C

CALCULATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-001 (EXCEPT CONTRACTS ISSUED IN WASHINGTON)

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with interest at 5% annually. Interest accrues until the last day of the 20th contract year.
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

           (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
           (ii) we calculate 5% assumed annual interest to premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

       We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date of your death. Interest accrues until the earliest of:

          (1) The last day of the 20th contract year;
          (2) The last day of the contract year in which the contract owner attains age 80;
          (3) The date of death of the contract owner.

       (c) Assuming that when we obtained necessary state approval you were not over attained age 80 or your death benefit was not "capped", we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

                                   APPENDIX D

CALCULATION OF THE 5% RISING FLOOR (FOR CONTRACTS ISSUED IN THE STATE OF WASHINGTON ON CONTRACT FORMS ML-VA-001 AND ML-VA-002)

       (a) We credit 5% assumed annual interest on premiums you pay into Account A.

       (b) We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

       (c) We subtract (b) from (a). This amount is referred to as your Guaranteed Minimum Death Benefit.

       (d) We add the value of Account B to the amount in (c).

       (e) We compare the result in (d) to your contract value. The death benefit is the higher of the two.

There are limits on the period during which the 5% interest will accrue for purposes of calculating the 5% Rising Floor. If your Contract was issued on Contract Form ML-VA-002, interest accrues until the earliest of:

       (1) The last day of the 20th contract year;

       (2) The last day of the contract year in which the contract owner attains age 80;

       (3) The date of death of the contract owner.

If your Contract was issued on Contract Form ML-VA-001, interest accrues until the last day of the 20th contract year.

                                   APPENDIX E

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2004 and a subsequent premium of $10,000 on December 1, 2005, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV") are illustrated below.


                                                                                                 (A)          (B)         (C)
                                                                         -------------------------------------------------------
                                                                            TRANSACTIONS        PREMS
                                                                         ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
   DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/04    THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
           MAV is $0 until first contract anniversary
 6/1/05    FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2005 = Contract value on 6/1/2005
           = $110,000
           MAV = greatest of anniversary values = $110,000
 12/1/05   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
           Assume contract value decreased $6,000 due to negative
           investment performance
           Anniversary value for 6/1/2005 = contract value on 6/1/2005
           + premiums added since that anniversary = $110,000 + $10,000
           = $120,000
           MAV = greatest of anniversary values = $120,000
 1/1/06    OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
           Assume contract value decreased $14,000 due to negative
           investment performance
           Anniversary value for 6/1/2005 = contract value on 6/1/2005
           + premiums added - adjusted withdrawals since that
           anniversary = $110,000 + $10,000 - $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           Contract value
           = $50,000 X maximum (120,000 , 110,000 )/100,000
           = $50,000 X 120,000/100,000 = $60,000
           (Note: All values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
 6/1/06    SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
           Assume contract value increased $5,000 due to positive
           investment performance
           Anniversary value for 6/1/2005 = $60,000
           Anniversary value for 6/1/2006 = contract value on 6/1/2006
           = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
 6/1/07    THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2005 = $60,000
           Anniversary value for 6/1/2006 = contract value on 6/1/2006
           = $55,000
           Anniversary value for 6/1/2007 = contract value on 6/1/2007
           = $65,000
           MAV = greatest of anniversary values maximum ($60,000,
           $55,000, $65,000) = $65,000
 -------------------------------------------------------------------------------------------------------------------------------


           ------------------------------------

   DATE               DEATH BENEFIT
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/04    $100,000 (maximum of (A), (B), (C))
 6/1/05    $110,000 (maximum of (A), (B), (C))
 12/1/05   $120,000 (maximum of (A), (B), (C))
 1/1/06    $60,000 (maximum of (A), (B), (C))
 6/1/06    $60,000 (maximum of (A), (B), (C))
 6/1/07    $65,000 (maximum of (A), (B), (C))
 -------------------------------------------------------------------------------------------------------------------------------


FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                   APPENDIX F

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.


FACTS: Assume that a couple (ages 60 and 55) purchase a Contract on June 1, 2004 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value on the death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.


--------------------------------------------------------------------------
Net Premiums                                                  $100,000
--------------------------------------------------------------------------
Contract Value                                                $300,000
--------------------------------------------------------------------------
Estate Enhancer Gain                                          $200,000
--------------------------------------------------------------------------
Estate Enhancer benefit                                       $ 45,000*
Lesser of 45% of Estate Enhancer Gain ($90,000)
or 45% of Net Premiums ($45,000)
--------------------------------------------------------------------------

     * Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals
       $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ESTATE ENHANCER BENEFIT, SEE "DEATH BENEFIT."

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2004


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
                        Service Center: P.O. Box 44222,
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


OTHER INFORMATION...........................................       3
Selling the Contract........................................       3
Financial Statements........................................       3
Administrative Services Arrangements........................       3
CALCULATION OF YIELDS AND TOTAL RETURNS.....................       3
Money Market Yields.........................................       3
Other Subaccount Yields.....................................       4
Total Returns...............................................       6
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................     G-1

                               OTHER INFORMATION


SELLING THE CONTRACT



The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.



For the years ended December 31, 2003, 2002, and 2001, Distributor received $11,421,178, $9,983,068, and $21,266,840, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003, 2002, and 2001, Merrill Lynch Life paid administrative services fees of $33.4 million, $33.8 million, and $50.6 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yields for the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses for the hypothetical account for the 7-day period.
UV   =    the unit value on the first day of the 7-day period.


Merrill Lynch Life also may quote the effective yield of the Account A ML Domestic Money Market V.I. Subaccount or the Account B ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses of the hypothetical account for the 7-day period.
UV   =    the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Account A ML Domestic Money Market V.I. Subaccount or the Account B ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A ML Domestic Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI   =    net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.
ES   =    expenses of the subaccount for the 30-day or one-month
          period.
U    =    the average number of units outstanding.
UV   =    the unit value at the close of the last day in the 30-day or one-month period.


Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.


The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.


Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:



FUND                                                          FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                          -------------------   -------------------------
ML American Balance V.I. Fund*..............................  June 1, 1988          February 21, 1992
ML Basic Value V.I. Fund....................................  July 1, 1993          July 1, 1993
ML Core Bond V.I. Fund......................................  April 29, 1982        February 21, 1992
ML Domestic Money Market V.I. Fund..........................  February 21, 1992     February 21, 1992
ML Fundamental Growth V.I. Fund.............................  April 3, 2000         April 3, 2000
ML Global Allocation V.I. Fund..............................  February 21, 1992     February 21, 1992
ML Global Growth V.I. Fund..................................  June 5, 1998          June 5, 1998
ML Government Bond V.I. Fund................................  May 16, 1994          May 16, 1994
ML High Current Income V.I. Fund............................  April 29, 1982        February 21, 1992
ML Index 500 V.I. Fund......................................  December 13, 1996     December 18, 1996
ML International Value V.I. Fund............................  June 10, 1998         November 21, 2003
ML Large Cap Core V.I. Fund.................................  April 29, 1982        February 21, 1992
ML Large Cap Growth V.I. Fund...............................  April 30, 1999        November 21, 2003
ML Large Cap Value V.I. Fund................................  April 23, 2001        May 1, 2001
ML Small Cap Value V.I. Fund................................  April 29, 1982        February 21, 1992
ML Utilities and Telecommunications V.I. Fund*..............  July 1, 1993          July 1, 1993
MLIG Roszel/Delaware Trend Portfolio........................  May 1, 2003           May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio............  July 1, 2002          July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio................  May 1, 2003           May 1, 2003
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio.............  July 1, 2002          July 1, 2002
MLIG Roszel/PIMCO CCM Capital Appreciation Portfolio........  May 1, 2003           May 1, 2003
MLIG Roszel/PIMCO Small Cap Value Portfolio.................  July 1, 2002          July 1, 2002
MLIG Roszel/Seligman Mid Cap Growth Portfolio...............  July 1, 2002          July 1, 2002
AIM V.I. Capital Appreciation Fund..........................  May 5, 1993           December 18, 1996
AIM V.I. Premier Equity Fund................................  May 5, 1993           December 18, 1996
AllianceBernstein Premier Growth Portfolio..................  June 26, 1992         December 18, 1996
AllianceBernstein Technology Portfolio......................  January 11, 1996      May 1, 2001
American Century VP International Fund......................  May 1, 1994           May 1, 2001
American Century VP Ultra(R) Fund...........................  May 1, 2001           May 1, 2004
Davis Value Portfolio.......................................  July 1, 1999          April 3, 2000
Federated Capital Appreciation Fund II......................  June 19, 2000         May 1, 2004
Federated Kaufmann Fund II..................................  April 30, 2002        May 1, 2004
MFS(R) Emerging Growth Series...............................  July 24, 1995         December 18, 1996
PIMCO Advisors PEA Renaissance Portfolio....................  July 10, 2002         May 1, 2004
PIMCO Total Return Portfolio................................  December 31, 1997     April 3, 2000
Van Kampen LIT Comstock Portfolio...........................  April 30, 1999        May 1, 2004


---------------
* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                           TR = ((ERV/P)(1/)(N)) + 1

Where:

TR   =    the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).
ERV  =    the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.
P    =    a hypothetical initial payment of $1,000.
N    =    the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A ML Domestic Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A ML Domestic Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A ML Domestic Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund, Government Bond V.I. Fund, Developing Capital Markets V.I. Fund (liquidated following close of business on November 21, 2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus Twenty V.I. Fund (liquidated following close of business on November 21,
2003), Large Cap Value V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund (formerly Mercury International Value V.I. Fund), Large Cap Growth V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. Fund),
AllianceBernstein Quasar Portfolio (formerly Quasar Portfolio, liquidated following close of business on November 21, 2003), AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio), AllianceBernstein Growth and Income Portfolio (formerly Growth and Income Portfolio), AllianceBernstein Technology Portfolio (formerly Technology Portfolio), MFS Emerging Growth Series, MFS Research Series (liquidated following close of business on November 21, 2003), MFS Investors Trust Series (liquidated following close of business on November 21, 2003), AIM V.I. Premier Equity Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, Davis Value Portfolio, Total Return Portfolio, Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (liquidated following close of business on November 21, 2003), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend Portfolio (commenced operations May 1, 2003), Roszel / Lord Abbett Affiliated Portfolio (commenced operations May 1,
2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio (commenced operations May 1, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 374,152 shares
      (Cost $374,152)                                               $           374,152  $                    $
    Core Bond V.I. Fund, 51,081 shares
      (Cost $600,137)                                                                                623,699
    High Current Income V.I. Fund, 36,820 shares
      (Cost $323,065)                                                                                                     289,040
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           374,152  $           623,699  $           289,040
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           374,152  $           623,699  $           289,040
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           374,152  $           623,699  $           289,040
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 17,575 shares
      (Cost $537,457)                                               $           445,705  $                    $
    Small Cap Value V.I. Fund, 18,179 shares
      (Cost $383,629)                                                                                465,387
    American Balanced V.I. Fund, 7,113 shares
      (Cost $90,998)                                                                                                       79,811
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           445,705  $           465,387  $            79,811
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           445,705  $           465,387  $            79,811
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           445,705  $           465,387  $            79,811
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 39,133 shares
      (Cost $473,581)                                               $           442,208  $                    $
    Utilities and Telecommunications V.I. Fund, 4,890 shares
      (Cost $53,648)                                                                                  36,037
    Basic Value V.I. Fund, 64,970 shares
      (Cost $883,737)                                                                                                     929,716
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           442,208  $            36,037  $           929,716
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           442,208  $            36,037  $           929,716
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           442,208  $            36,037  $           929,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 35,602 shares
      (Cost $382,434)                                               $           377,029  $                    $
    Index 500 V.I. Fund, 24,306 shares
      (Cost $365,892)                                                                                343,202
    Global Growth V.I. Fund, 9,351 shares
      (Cost $114,993)                                                                                                      79,579
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           377,029  $           343,202  $            79,579
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           377,029  $           343,202  $            79,579
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           377,029  $           343,202  $            79,579
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental         International
                                                                            Value                Growth               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Value V.I. Fund, 7,365 shares
      (Cost $72,665)                                                $            87,649  $                    $
    Fundamental Growth V.I. Fund, 25,037 shares
      (Cost $161,052)                                                                                174,760
    International Value V.I. Fund, 23,233 shares
      (Cost $247,610)                                                                                                     265,090
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            87,649  $           174,760  $           265,090
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            87,649  $           174,056  $           265,090
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                  704                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            87,649  $           174,760  $           265,090
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Large
                                                                             Cap           AllianceBernstein    AllianceBernstein
                                                                            Growth              Premier             Growth and
                                                                             V.I.                Growth               Income
                                                                            Fund               Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Growth V.I. Fund, 6,518 shares
      (Cost $58,624)                                                $            60,358  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Portfolio, 19,194 shares
      (Cost $625,461)                                                                                414,203
    AllianceBernstein Growth and Income Portfolio, 2,072 shares
      (Cost $40,613)                                                                                                       45,175
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            60,358  $           414,203  $            45,175
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            55,435  $           414,203  $            45,175
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                    4,923                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            60,358  $           414,203  $            45,175
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Technology Portfolio, 378 shares
      (Cost $4,775)                                                 $             5,477  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 9,411 shares
      (Cost $270,402)                                                                                145,971

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund Fund, 9,911 shares
      (Cost $282,601)                                                                                                     200,509
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             5,477  $           145,971  $           200,509
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,477  $           145,971  $           200,509
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             5,477  $           145,971  $           200,509
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
    AIM V.I. Capital Appreciation Fund, 3,885 shares
      (Cost $128,153)                                               $            82,666  $                    $
    AIM V.I. International Growth Fund, 1,140 shares
      (Cost $16,497)                                                                                  18,281

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 15,907 shares
      (Cost $154,319)                                                                                                     168,136
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            82,666               18,281  $           168,136
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            82,666  $            18,281  $           168,136
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            82,666  $            18,281  $           168,136
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Seligman
                                                                            Total              Small-Cap             Emerging
                                                                            Return               Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 30,234 shares
      (Cost $311,223)                                               $           313,226  $                    $

  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 1,972 shares
      (Cost $24,761)                                                                                  31,949

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 722 shares
      (Cost $18,800)                                                                                                       17,546
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           313,226  $            31,949  $            17,546
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           313,226  $            31,949  $            17,546
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           313,226  $            31,949  $            17,546
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 6,554 shares
      (Cost $40,372)                                                $            42,141  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 5,816 shares
      (Cost $54,548)                                                                                  67,761
    Roszel / Lord Abbett Bond Debenture Portfolio, 1,349 shares
      (Cost $15,037)                                                                                                       15,487
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            42,141  $            67,761  $            15,487
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            42,141  $            67,761  $            15,487
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            42,141  $            67,761  $            15,487
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 11,228 shares
      (Cost $105,243)                                               $           126,091  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 4,965 shares
      (Cost $50,838)                                                                                  56,943
    Roszel / Seligman Mid Cap Growth Portfolio, 2,532 shares
      (Cost $25,872)                                                                                                       30,988
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           126,091  $            56,943  $            30,988
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           126,091  $            56,943  $            30,988
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           126,091  $            56,943  $            30,988
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Roszel /             Roszel /
                                                                           Roszel /               Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 4,789 shares
      (Cost $53,173)                                                $            59,332  $                    $
    Roszel / Lord Abbett Affiliated Portfolio, 2,653 shares
      (Cost $28,712)                                                                                  32,124
    Roszel / PIMCO CCM Capital Appreciation Portfolio, 11,796 shares
      (Cost $130,445)                                                                                                     139,549
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            59,332  $            32,124  $           139,549
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            59,332  $            32,124  $           139,549
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            59,332  $            32,124  $           139,549
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,272  $            23,739  $            22,809
 Asset-Based Insurance Charges (Note 7)                                          (6,224)              (8,489)              (3,566)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,952)              15,250               19,243
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,432              (14,745)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                3,105               56,802
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                4,537               42,057
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,952)              19,787               61,300
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         317,623                2,031                1,595
 Contract Owner Withdrawals                                                    (143,780)             (64,941)             (26,978)
 Net Transfers In (Out) (Note 3)                                               (281,228)              61,312               17,355
 Contract Charges (Note 7)                                                         (143)                (189)                (109)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (107,528)              (1,787)              (8,137)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (110,480)              18,000               53,163
Net Assets, Beginning of Period                                                 484,632              605,699              235,877
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           374,152  $           623,699  $           289,040
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,570  $             1,501  $             1,684
 Asset-Based Insurance Charges (Note 7)                                          (5,309)              (5,327)              (1,046)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,739)              (3,826)                 638
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,032)              (4,125)              (6,625)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                128,166              144,016               20,075
 Capital Gain Distributions (Note 2)                                                  0                1,888                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                108,134              141,779               13,450
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      104,395              137,953               14,088
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,997                2,028                    0
 Contract Owner Withdrawals                                                     (38,981)             (39,198)              (9,315)
 Net Transfers In (Out) (Note 3)                                                  4,403               (3,304)              (4,365)
 Contract Charges (Note 7)                                                         (180)                (163)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (32,761)             (40,637)             (13,714)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          71,634               97,316                  374
Net Assets, Beginning of Period                                                 374,071              368,071               79,437
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           445,705  $           465,387  $            79,811
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            11,704  $             1,032  $             9,306
 Asset-Based Insurance Charges (Note 7)                                          (4,706)                (466)             (10,870)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    6,998                  566               (1,564)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (7,753)              (8,231)             (12,617)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                103,114               13,520              239,009
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 95,361                5,289              226,392
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      102,359                5,855              224,828
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,778                    0                3,308
 Contract Owner Withdrawals                                                     (33,870)              (4,078)             (75,467)
 Net Transfers In (Out) (Note 3)                                                 61,551               (1,956)              17,227
 Contract Charges (Note 7)                                                         (167)                 (15)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          30,292               (6,049)             (55,239)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         132,651                 (194)             169,589
Net Assets, Beginning of Period                                                 309,557               36,231              760,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           442,208  $            36,037  $           929,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            17,414  $               346  $             4,141
 Asset-Based Insurance Charges (Note 7)                                          (6,672)                (207)              (4,125)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   10,742                  139                   16
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,359               (1,215)              (7,014)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (20,222)               6,810               81,399
 Capital Gain Distributions (Note 2)                                             11,188                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (6,675)               5,595               74,385
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,067                5,734               74,401
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,330                    0                2,901
 Contract Owner Withdrawals                                                     (58,588)              (1,342)             (23,192)
 Net Transfers In (Out) (Note 3)                                               (107,346)             (21,002)              46,737
 Contract Charges (Note 7)                                                         (135)                  (9)                (138)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (163,739)             (22,353)              26,308
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (159,672)             (16,619)             100,709
Net Assets, Beginning of Period                                                 536,701               16,619              242,493
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           377,029  $                 0  $           343,202
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               717  $                 0  $               373
 Asset-Based Insurance Charges (Note 7)                                            (924)                 (49)                (936)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                 (49)                (563)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (14,357)              (3,764)                 (34)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 34,087                4,846               21,253
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 19,730                1,082               21,219
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       19,523                1,033               20,656
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             175                   29                  403
 Contract Owner Withdrawals                                                      (5,881)                (195)              (5,807)
 Net Transfers In (Out) (Note 3)                                                 (2,609)              (4,786)              14,711
 Contract Charges (Note 7)                                                          (33)                  (3)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (8,348)              (4,955)               9,274
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (141)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          11,175               (4,063)              29,930
Net Assets, Beginning of Period                                                  68,404                4,063               57,719
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            79,579  $                 0  $            87,649
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                      Large
                                                                         Fundamental         International             Cap
                                                                            Growth               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               195  $             7,316  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (2,244)              (2,871)                (484)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,049)               4,445                 (484)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (19,186)              (9,345)              (3,037)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 54,844               79,658               14,121
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 35,658               70,313               11,084
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       33,609               74,758               10,600
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,251                  528                1,001
 Contract Owner Withdrawals                                                     (14,436)             (20,291)              (2,348)
 Net Transfers In (Out) (Note 3)                                                (24,267)              10,927               20,028
 Contract Charges (Note 7)                                                          (52)                 (87)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (37,504)              (8,923)              18,657
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       154                    0                1,392
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,741)              65,835               30,649
Net Assets, Beginning of Period                                                 178,501              199,255               29,709
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           174,760  $           265,090  $            60,358
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein         Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               452
 Asset-Based Insurance Charges (Note 7)                                            (345)              (5,412)                (680)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (345)              (5,412)                (228)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,827)             (29,001)              (2,241)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 29,681              112,901               13,588
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  8,854               83,900               11,347
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,509               78,488               11,119
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              59                1,754                  187
 Contract Owner Withdrawals                                                      (2,184)             (33,475)              (5,670)
 Net Transfers In (Out) (Note 3)                                                (46,545)             (25,781)              (4,141)
 Contract Charges (Note 7)                                                          (12)                (206)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (48,682)             (57,708)              (9,627)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (40,173)              20,780                1,492
Net Assets, Beginning of Period                                                  40,173              393,423               43,683
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           414,203  $            45,175
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               881
 Asset-Based Insurance Charges (Note 7)                                             (46)              (1,881)              (1,352)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (46)              (1,881)                (471)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (469)             (10,236)            (103,263)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,611               46,263              118,949
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,142               36,027               15,686
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,096               34,146               15,215
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             125                1,040                  304
 Contract Owner Withdrawals                                                        (357)             (11,537)              (9,625)
 Net Transfers In (Out) (Note 3)                                                  2,701               (9,296)            (139,269)
 Contract Charges (Note 7)                                                           (2)                 (79)                 (56)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,467              (19,872)            (148,646)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,563               14,274             (133,431)
Net Assets, Beginning of Period                                                   1,914              131,697              133,431
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,477  $           145,971  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS               AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                75  $               559  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (132)              (2,638)              (1,031)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (57)              (2,079)              (1,031)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,022)             (20,683)              (4,420)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,236               63,115               24,254
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,214               42,432               19,834
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,157               40,353               18,803
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                  934                  435
 Contract Owner Withdrawals                                                      (1,924)             (15,300)              (6,221)
 Net Transfers In (Out) (Note 3)                                                (10,854)             (22,565)              (5,436)
 Contract Charges (Note 7)                                                           (1)                (103)                 (42)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (12,769)             (37,034)             (11,264)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,612)               3,319                7,539
Net Assets, Beginning of Period                                                  11,612              197,190               75,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           200,509  $            82,666
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                89  $               986  $             7,656
 Asset-Based Insurance Charges (Note 7)                                            (268)              (1,730)              (3,962)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (179)                (744)               3,694
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,881               (2,036)               3,270
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,598               33,993               (1,018)
 Capital Gain Distributions (Note 2)                                                  0                    0                2,121
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  4,479               31,957                4,373
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,300               31,213                8,067
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             110                1,044                2,474
 Contract Owner Withdrawals                                                      (2,213)              (9,355)             (34,415)
 Net Transfers In (Out) (Note 3)                                                    (45)              39,895              123,500
 Contract Charges (Note 7)                                                           (2)                 (43)                 (76)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,150)              31,541               91,483
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,150               62,754               99,550
Net Assets, Beginning of Period                                                  16,131              105,382              213,676
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            18,281  $           168,136  $           313,226
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,481                  187               (2,328)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 11,849                2,420                6,368
 Capital Gain Distributions (Note 2)                                                274                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 14,604                2,607                4,040
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       14,021                2,462                3,772
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             330                   24                  144
 Contract Owner Withdrawals                                                      (8,129)                (922)              (2,586)
 Net Transfers In (Out) (Note 3)                                                (10,126)             (14,753)                (698)
 Contract Charges (Note 7)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (17,928)             (15,651)              (3,141)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,907)             (13,189)                 631
Net Assets, Beginning of Period                                                  35,856               13,189               16,915
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            31,949  $                 0  $            17,546
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $                 0  $               336
 Asset-Based Insurance Charges (Note 7)                                            (454)                (674)                 (93)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (211)                (674)                 243
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (919)                 171                  128
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,480               16,189                  423
 Capital Gain Distributions (Note 2)                                                  0                    0                    7
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,561               16,360                  558
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        7,350               15,686                  801
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             108                  164                  149
 Contract Owner Withdrawals                                                      (2,590)              (4,268)                (479)
 Net Transfers In (Out) (Note 3)                                                  5,196               16,034               13,567
 Contract Charges (Note 7)                                                          (16)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,698               11,913               13,237
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (850)                (106)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          10,048               26,749               13,932
Net Assets, Beginning of Period                                                  32,093               41,012                1,555
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            42,141  $            67,761  $            15,487
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               350  $               821  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (1,632)                (639)                (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (1,282)                 182                 (268)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             5,724                2,597                   92
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 21,879                5,509                5,914
 Capital Gain Distributions (Note 2)                                                  0                2,655                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 27,603               10,761                6,006
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       26,321               10,943                5,738
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             912                  488                  316
 Contract Owner Withdrawals                                                     (10,894)              (3,531)              (1,412)
 Net Transfers In (Out) (Note 3)                                                 12,592               (5,020)              12,967
 Contract Charges (Note 7)                                                          (42)                 (16)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,568               (8,079)              11,860
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       (90)                (470)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          28,799                2,394               17,598
Net Assets, Beginning of Period                                                  97,292               54,549               13,390
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           126,091  $            56,943  $            30,988
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               193                  804                  330
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  6,157                3,412                9,101
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  6,350                4,216                9,431
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        6,091                4,059                9,025
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              94                  281                   50
 Contract Owner Withdrawals                                                      (1,399)              (1,047)              (2,654)
 Net Transfers In (Out) (Note 3)                                                 54,552               28,834              133,140
 Contract Charges (Note 7)                                                           (6)                  (3)                 (12)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          53,241               28,065              130,524
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          59,332               32,124              139,549
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            59,332  $            32,124  $           139,549
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                           V.I Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             7,181  $            28,649  $            29,419
 Asset-Based Insurance Charges (Note 7)                                          (6,839)              (8,166)              (3,827)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      342               20,483               25,592
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,732              (60,026)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               25,258               22,158
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0               26,990              (37,868)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          342               47,473              (12,276)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         398,240                1,573                  617
 Contract Owner Withdrawals                                                    (197,322)             (66,745)             (32,307)
 Net Transfers In (Out) (Note 3)                                               (238,646)              42,992              (44,196)
 Contract Charges (Note 7)                                                         (100)                (150)                (100)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (37,828)             (22,330)             (75,986)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (37,486)              25,143              (88,262)
Net Assets, Beginning of Period                                                 522,118              580,556              324,139
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           484,632  $           605,699  $           235,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,377  $                 0  $             2,433
 Asset-Based Insurance Charges (Note 7)                                          (6,108)              (6,967)              (1,293)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,731)              (6,967)               1,140
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (22,601)             (26,201)              (7,404)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (63,394)            (142,388)              (9,017)
 Capital Gain Distributions (Note 2)                                                  0               25,598                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (85,995)            (142,991)             (16,421)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (88,726)            (149,958)             (15,281)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,554                2,439                    0
 Contract Owner Withdrawals                                                     (47,324)             (47,336)             (10,638)
 Net Transfers In (Out) (Note 3)                                                 (5,730)             (58,376)              (8,213)
 Contract Charges (Note 7)                                                         (166)                (159)                 (39)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (50,666)            (103,432)             (18,890)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (139,392)            (253,390)             (34,171)
Net Assets, Beginning of Period                                                 513,463              621,461              113,608
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           374,071  $           368,071  $            79,437
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $            11,274  $             1,588
 Asset-Based Insurance Charges (Note 7)                                             (45)              (4,618)                (614)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (45)               6,656                  974
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,345              (14,423)              (7,964)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,002)             (27,014)              (4,663)
 Capital Gain Distributions (Note 2)                                                  0                    0                1,064
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,343              (41,437)             (11,563)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,298              (34,781)             (10,589)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                2,004                    3
 Contract Owner Withdrawals                                                        (476)             (38,992)              (6,553)
 Net Transfers In (Out) (Note 3)                                                (10,991)               5,684               (4,739)
 Contract Charges (Note 7)                                                           (1)                (153)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,468)             (31,457)             (11,307)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (10,170)             (66,238)             (21,896)
Net Assets, Beginning of Period                                                  10,170              375,795               58,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           309,557  $            36,231
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               208  $             8,728  $            27,907
 Asset-Based Insurance Charges (Note 7)                                            (101)             (12,052)              (6,760)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      107               (3,324)              21,147
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (4,939)             (17,983)               2,758
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,770             (181,678)              14,021
 Capital Gain Distributions (Note 2)                                                  0                9,432                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (169)            (190,229)              16,779
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (62)            (193,553)              37,926
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                5,755                4,265
 Contract Owner Withdrawals                                                        (895)             (79,986)             (58,896)
 Net Transfers In (Out) (Note 3)                                                (22,663)              44,976              116,245
 Contract Charges (Note 7)                                                           (3)                (277)                 (91)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (23,561)             (29,532)              61,523
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (23,623)            (223,085)              99,449
Net Assets, Beginning of Period                                                  23,623              983,212              437,252
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           760,127  $           536,701
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                80  $             3,566  $                92
 Asset-Based Insurance Charges (Note 7)                                            (287)              (4,105)              (1,126)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                (539)              (1,034)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (689)             (11,517)             (17,262)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,280)             (69,156)             (10,494)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,969)             (80,673)             (27,756)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,176)             (81,212)             (28,790)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                3,661                  443
 Contract Owner Withdrawals                                                      (2,045)             (22,266)              (7,810)
 Net Transfers In (Out) (Note 3)                                                 (3,613)             (30,023)              (2,353)
 Contract Charges (Note 7)                                                          (11)                (119)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,669)             (48,747)              (9,754)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (7,845)            (129,959)             (38,544)
Net Assets, Beginning of Period                                                  24,464              372,452              106,948
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,619  $           242,493  $            68,404
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               289  $               139
 Asset-Based Insurance Charges (Note 7)                                             (78)                (450)              (2,039)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (78)                (161)              (1,900)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (8,700)                (206)             (10,393)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  5,645               (6,426)             (33,202)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,055)              (6,632)             (43,595)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,133)              (6,793)             (45,495)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             248                  337                2,444
 Contract Owner Withdrawals                                                        (679)              (2,431)             (11,498)
 Net Transfers In (Out) (Note 3)                                                 (1,656)              54,238               87,403
 Contract Charges (Note 7)                                                           (4)                 (11)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,091)              52,133               78,325
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       (90)              (1,022)                (204)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (5,314)              44,318               32,626
Net Assets, Beginning of Period                                                   9,377               13,401              145,875
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,063  $            57,719  $           178,501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Large
                                                                        International             Cap
                                                                            Value                Growth         AllianceBernstein
                                                                             V.I.                 V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            10,053  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (3,724)                (370)                (997)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    6,329                 (370)                (997)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (11,664)              (1,913)             (23,235)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (29,423)              (5,423)              (8,063)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (41,087)              (7,336)             (31,298)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (34,758)              (7,706)             (32,295)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,254                  385                  198
 Contract Owner Withdrawals                                                     (26,172)              (1,805)              (6,633)
 Net Transfers In (Out) (Note 3)                                                (38,643)               5,264              (27,408)
 Contract Charges (Note 7)                                                          (83)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (63,644)               3,833              (33,865)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0               (1,078)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (98,402)              (4,951)             (66,160)
Net Assets, Beginning of Period                                                 297,657               34,660              106,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           199,255  $            29,709  $            40,173
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                      AllianceBernstein    AllianceBernstein
                                                                           Premier             Growth and       AllianceBernstein
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               306  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (7,197)                (857)                (205)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (7,197)                (551)                (205)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,892)              (4,549)              (7,969)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (183,350)              (8,494)              (1,584)
 Capital Gain Distributions (Note 2)                                                  0                1,578                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (204,242)             (11,465)              (9,553)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (211,439)             (12,016)              (9,758)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,524                  843                   75
 Contract Owner Withdrawals                                                     (44,971)              (5,259)              (1,355)
 Net Transfers In (Out) (Note 3)                                                (66,157)              (7,749)             (14,617)
 Contract Charges (Note 7)                                                         (221)                  (2)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (108,825)             (12,167)             (15,901)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (320,264)             (24,183)             (25,659)
Net Assets, Beginning of Period                                                 713,687               67,866               27,573
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           393,423  $            43,683  $             1,914
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               526  $                70
 Asset-Based Insurance Charges (Note 7)                                          (2,758)              (2,496)                (204)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,758)              (1,970)                (134)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (28,073)             (22,652)                (467)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (64,684)             (32,531)              (2,700)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (92,757)             (55,183)              (3,167)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (95,515)             (57,153)              (3,301)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,650                  749                   45
 Contract Owner Withdrawals                                                     (16,939)             (17,710)                (916)
 Net Transfers In (Out) (Note 3)                                                (27,648)             (35,805)               1,785
 Contract Charges (Note 7)                                                          (87)                 (77)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (43,024)             (52,843)                 914
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (138,539)            (109,996)              (2,387)
Net Assets, Beginning of Period                                                 270,236              243,427               13,999
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           131,697  $           133,431  $            11,612
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               803  $                 0  $               106
 Asset-Based Insurance Charges (Note 7)                                          (3,918)              (1,357)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,115)              (1,357)                (201)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (29,332)              (7,448)              (2,886)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (82,326)             (21,526)                 339
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (111,658)             (28,974)              (2,547)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (114,773)             (30,331)              (2,748)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,635                  706                  239
 Contract Owner Withdrawals                                                     (23,326)              (7,271)              (1,491)
 Net Transfers In (Out) (Note 3)                                                (68,142)             (19,658)                (863)
 Contract Charges (Note 7)                                                         (123)                 (46)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (89,956)             (26,269)              (2,115)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (204,729)             (56,600)              (4,863)
Net Assets, Beginning of Period                                                 401,919              131,727               20,994
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           197,190  $            75,127  $            16,131
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               819  $             6,724  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (1,667)              (2,542)              (1,112)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (848)               4,182               (1,112)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (4,696)               2,411               (3,574)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (17,016)               3,492              (14,343)
 Capital Gain Distributions (Note 2)                                                  0                2,409                  477
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (21,712)               8,312              (17,440)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (22,560)              12,494              (18,552)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,329                2,711                1,572
 Contract Owner Withdrawals                                                     (12,048)             (15,562)              (6,686)
 Net Transfers In (Out) (Note 3)                                                 16,173               92,461              (12,184)
 Contract Charges (Note 7)                                                          (21)                 (14)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,433               79,596              (17,299)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,127)              92,090              (35,851)
Net Assets, Beginning of Period                                                 122,509              121,586               71,707
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           105,382  $           213,676  $            35,856
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                80  $               241
 Asset-Based Insurance Charges (Note 7)                                            (279)                (388)                (444)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (279)                (308)                (203)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (150)              (5,009)                (498)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,134)              (5,105)              (7,302)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (5,284)             (10,114)              (7,800)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (5,563)             (10,422)              (8,003)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             297                  365                   67
 Contract Owner Withdrawals                                                      (1,634)              (2,495)              (2,481)
 Net Transfers In (Out) (Note 3)                                                  5,446                  919                8,219
 Contract Charges (Note 7)                                                            0                   (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,109               (1,212)               5,795
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,454)             (11,634)              (2,208)
Net Assets, Beginning of Period                                                  14,643               28,549               34,301
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,189  $            16,915  $            32,093
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                16  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (222)                  (5)                (457)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (222)                  11                 (457)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                33                    3                  274
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,979)                  22               (1,031)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,946)                  25                 (757)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,168)                  36               (1,214)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    3                  189
 Contract Owner Withdrawals                                                      (1,350)                 (51)              (2,736)
 Net Transfers In (Out) (Note 3)                                                 44,638                1,461              100,971
 Contract Charges (Note 7)                                                           (4)                   0                   (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          43,330                1,413               98,416
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       850                  106                   90
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          41,012                1,555               97,292
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            41,012  $             1,555  $            97,292
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               309  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (203)                 (68)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                      106                  (68)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (18)                  56
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    596                 (799)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                    578                 (743)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          684                 (811)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             112                   19
 Contract Owner Withdrawals                                                      (1,406)                (396)
 Net Transfers In (Out) (Note 3)                                                 54,692               14,580
 Contract Charges (Note 7)                                                           (3)                  (2)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          53,395               14,201
                                                                    -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       470                    0
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          54,549               13,390
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $            54,549  $            13,390
                                                                    ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (forty-two during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year)each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds , Inc. ("Merrill Variable Funds" ). The investment advisor to Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:

             Fund               Retirement   Retirement   Retirement
                                   Plus        Power      Optimizer
      Domestic Money Market     Available    Available    Available
      V.I. Fund
      Core Bond V.I. Fund (4)   Available    Available    Available
      High Current Income V.I.  Available       Not          Not
      Fund                                   Available    Available
      Large Cap Core V.I. Fund  Available       Not          Not
      (3)                                    Available    Available
      Small Cap Value V.I.      Available    Available    Available
      Fund
      American Balanced V.I.    Available       Not          Not
      Fund (2)                               Available    Available
      Global Allocation V.I.    Available       Not          Not
      Fund (6)                               Available    Available
      Utilities and Telecom     Available       Not          Not
      V.I. Fund (2)                          Available    Available
      Basic Value V.I. Fund     Available    Available    Available
      Government Bond V.I.      Available    Available    Available
      Fund
      Index 500 V.I. Fund       Available    Available    Available
      Global Growth V.I. Fund   Available       Not          Not
                                             Available    Available
      Large Cap Value V.I.      Available       Not          Not
      Fund                                   Available    Available
      Fundamental Growth V.I.   Available    Available    Available
      Fund


      International Value V.I.  Available    Available    Available
      Fund (1)
      Large Cap Growth V.I.     Available       Not          Not
      Fund (1),(5)                           Available    Available

1. Effective November 21, 2003, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
2. Prior to the periods included in these financial statements, the American Balanced V.I. Fund and Utilities & Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
3. Following the close of business on April 30, 2002, the Natural Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
4. Following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond V.I. Fund.
5. Following the close of business on November 21, 2003, the Focus Twenty V.I. Fund was liquidated and substituted into The Large Cap Growth V.I. Fund.
6. Following the close of business on November 21, 2003, the Developing Capital Markets V.I. Fund was liquidated And substituted into the Global Allocation V.I. Fund.

   - AllianceBernstein Variable Products Series Fund, Inc. - Three of the investment divisions (four during the year) each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management, L.P. Effective March 31, 2003 the Premier Growth Portfolio was renamed the AllianceBerstein Premier Growth Portfolio , the Growth and Income Portfolio was renamed the AllianceBerstein Growth and Income Portfolio, and the Technology Portfolio was renamed the AllianceBernstein Technology Portfolio.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Premier Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio

   - MFS Variable Insurance Trust - One of the investment divisions (three during the year) invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS"). The investment advisor MFS is Massachusetts Financial Services Company.


              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM"). The investment advisor to AIM is AIM Advisors, Inc.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc. ("Davis"). The investment advisor to Davis is Davis Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available

   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.


              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios, Inc. (" American Century "). The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

                 Fund                  Retirement  Retirement  Retirement
                                          Plus        Power    Optimizer
      Roszel / J P Morgan Small Cap     Available   Available  Available
      Growth Porfolio
      Roszel / Lord Abbett Bond             Not     Available  Available
      Debenture Portfolio                Available

      Roszel / Lord Abbett Mid Cap Value Available  Available  Available
      Portfolio
      Roszel / PIMCO Small Cap Value     Available  Available  Available
      Portfolio
      Roszel / Seligman Mid Cap Growth   Available  Available  Available
      Portfolio
      Roszel / Delaware Trend Portfolio  Available  Available  Available
      (1),(2)
      Roszel / Lord Abbett Affiliated    Available  Available  Available
      Portfolio (1)
      Roszel / PIMCO CCM Capital         Available  Available  Available
      Appreciation Portfolio (1),(3)

1. The Roszel / Delaware Trend Portfolio , Roszel / Lord Abbett Affiliated Portfolio, and Roszel / PIMCO CCM Capital Appreciation Portfolio commenced operations on May 1, 2003.
2. Following the close of business on November 21, 2003, the AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.
3. Following the close of business on November 21, 2003, the MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM Capital Appreciation Portfolio.


   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without  regard  to  the guaranteed  minimum death  benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.


3.   NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Domestic Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.


4.   INVESTMENTS IN SEPARATE ACCOUNT

  The $5.6 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.


5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $           176,572  $           287,052
Core Bond V.I. Fund                                                             129,539              116,076
High Current Income V.I. Fund                                                    36,365               25,259
Large Cap Core V.I. Fund                                                          7,038               43,538
Small Cap Value V.I. Fund                                                        14,918               57,493
American Balanced V.I. Fund                                                       1,684               14,760
Global Allocation V.I. Fund                                                      56,653               19,363
Utilities and Telecommunications V.I. Fund                                        1,033                6,516
Basic Value V.I. Fund                                                            30,587               87,390
Government Bond V.I. Fund                                                        48,741              190,550
Developing Capital Markets V.I. Fund                                                354               22,568
Index 500 V.I. Fund                                                              75,860               49,536
Global Growth V.I. Fund                                                           2,049               10,604
Focus Twenty V.I. Fund                                                              324                5,512
Large Cap Value V.I. Fund                                                        14,942                6,231
Fundamental Growth V.I. Fund                                                     23,379               62,931
International Value V.I. Fund                                                   283,138              287,616
Large Cap Growth V.I. Fund                                                       78,169               59,812
AllianceBernstein Quasar Portfolio                                                   17               49,044
AllianceBernstein Premier Growth Portfolio                                        3,880               67,000
AllianceBernstein Growth and Income Portfolio                                     2,983               12,838
AllianceBernsteinTechnology Portfolio                                             4,630                2,209
MFS Emerging Growth Series                                                        3,165               24,918
MFS Research Series                                                                 908              150,025
MFS Investors Trust Series                                                          185               13,011
AIM V.I. Premier Equity Fund                                                      2,330               41,443
AIM V.I. Capital Appreciation Fund                                                1,404               13,699
AIM V.I. International Growth Fund                                               38,392               40,721
Davis Value Portfolio                                                            41,185               10,388
Total Return Portfolio                                                          188,846               91,548
Seligman Small-Cap Value Portfolio                                               12,324               30,561
Delaware VIP Trend Series                                                           245               16,041
Emerging Growth Portfolio                                                         1,577                4,986
VP International Fund                                                             6,081                3,594
Roszel / JP Morgan Small Cap Growth Portfolio                                    13,548                3,311
Roszel / Lord Abbett Bond Debenture Portfolio                                    15,245                1,864
Roszel / Lord Abbett Mid Cap Value Portfolio                                     35,244               34,043
Roszel / PIMCO Small Cap Value Portfolio                                         30,619               36,359
Roszel / Seligman Mid Cap Growth Portfolio                                       13,146                1,554
Roszel / Delaware Trend Portfolio                                                54,446                1,466
Roszel / Lord Abbett Affiliated Portfolio                                        35,488                7,587
Roszel / PIMCO CCM Capital Appreciation Portfolio                               133,220                3,105
                                                                    -------------------- --------------------
                                                                    $         1,620,453  $         2,014,122
                                                                    ==================== ====================


6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          28,923 $     9.92 $      13.68  $    374,152      0.73 %      1.35%   1.59 %     -0.86 %    -0.67 %
    2002          37,214      10.01        13.77       484,632      1.47        1.35    1.59       -0.12       0.07
    2001          40,534      10.01        13.75       522,118      3.68        1.35    1.59        0.09       2.45
    2000          32,984      10.34        13.41       419,237                  1.35    1.59        4.38       4.58
    1999          33,182      12.82        12.82       425,392                  1.35    1.35        3.39       3.39

Core Bond V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          35,192 $    10.83 $      18.79  $    623,699      3.81 %      1.35%   1.59 %      3.11 %     3.30 %
    2002          33,433      10.50        18.18       605,699      4.74        1.35    1.59        7.84       8.05
    2001          34,517      16.82        16.82       580,556      5.52        1.35    1.35        5.14       5.14
    2000          28,210      15.98        15.98       450,800                  1.35    1.35        8.43       8.43
    1999          32,859      14.72        14.72       483,690                  1.35    1.35       -3.76      -3.76



6. UNIT VALUES (Continued)

High Current Income V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          14,782 $    19.55 $      19.55  $    289,040      8.63 %      1.35%   1.35 %     26.33 %    26.33 %
    2002          15,248      15.47        15.47       235,877     10.38        1.35    1.35       -2.83      -2.83
    2001          20,369      15.91        15.91       324,139     10.66        1.35    1.35        2.51       2.51
    2000          23,373      15.51        15.51       362,518                  1.35    1.35       -8.42      -8.42
    1999          26,536      16.92        16.92       448,983                  1.35    1.35        4.43       4.43

Large Cap Core V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          17,865 $    24.95 $      24.95  $    445,705      0.40 %      1.35%   1.35 %     29.70 %    29.70 %
    2002          19,456      19.23        19.23       374,071      0.75        1.35    1.35      -18.14     -18.14
    2001          21,873      23.47        23.47       513,463      0.77        1.35    1.35       -8.73      -8.73
    2000          25,660      25.70        25.70       659,473                  1.35    1.35      -11.15     -11.15
    1999          28,750      28.89        28.89       830,595                  1.35    1.35       29.54      29.54

Small Cap Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          15,011 $    12.06 $      31.46  $    465,387      0.38 %      1.35%   1.59 %     40.66 %    40.93 %
    2002          16,685       8.57        22.31       368,071      0.00        1.35    1.59      -24.96     -24.82
    2001          20,951      29.66        29.66       621,461      4.72        1.35    1.35       28.00      28.00
    2000          22,009      23.15        23.15       509,516                  1.35    1.35       13.10      13.10
    1999          22,647      20.45        20.45       463,130                  1.35    1.35       32.22      32.22



6. UNIT VALUES (Continued)

American Balanced V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,389 $    18.19 $      18.19  $     79,811      2.17 %      1.35%   1.35 %     19.86 %    19.86 %
    2002           5,238      15.16        15.16        79,437      2.54        1.35    1.35      -14.88     -14.88
    2001           6,380      17.81        17.81       113,608      2.51        1.35    1.35       -8.73      -8.73
    2000           5,917      19.49        19.49       115,322                  1.35    1.35       -3.09      -3.09
    1999           7,254      20.09        20.09       145,737                  1.35    1.35        7.16       7.16

Natural Resources Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2001             665      15.29        15.29        10,170      0.17        1.35    1.35      -12.28     -12.28
    2000             841      17.42        17.42        14,654                  1.35    1.35       37.17      37.17
    1999           1,055      12.68        12.68        13,375                  1.35    1.35       24.94      24.94

Global Allocation V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          22,469 $    19.68 $      19.68  $    442,208      3.36 %      1.35%   1.35 %     32.82 %    32.82 %
    2002          20,902      14.81        14.81       309,557      3.30        1.35    1.35       -9.42      -9.42
    2001          22,995      16.34        16.34       375,795      1.36        1.35    1.35      -10.18     -10.18
    2000          26,893      18.18        18.18       488,920                  1.35    1.35      -10.92     -10.92
    1999          31,676      20.38        20.38       645,549                  1.35    1.35       19.63      19.63



6. UNIT VALUES (Continued)

Utilities and Telecommunications V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,105 $    17.12 $      17.12  $     36,037      2.99 %      1.35%   1.35 %     18.52 %    18.52 %
    2002           2,510      14.44        14.44        36,231      3.49        1.35    1.35      -19.90     -19.90
    2001           3,227      18.01        18.01        58,127      4.51        1.35    1.35      -15.26     -15.26
    2000           4,076      21.24        21.24        86,582                  1.35    1.35       -4.11      -4.11
    1999           5,103      22.12        22.12       112,877                  1.35    1.35       11.01      11.01

International Equity Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2000           8,131      13.20        13.20       107,332                  1.35    1.35      -18.47     -18.47
    1999          10,055      16.18        16.18       162,691                  1.35    1.35       35.65      35.65

Global Bond Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2001           2,023      11.68        11.68        23,623      3.44        1.35    1.35       -4.60      -4.60
    2000           2,519      12.23        12.23        30,812                  1.35    1.35       -1.07      -1.07
    1999           3,372      12.35        12.35        41,642                  1.35    1.35       -9.50      -9.50



6. UNIT VALUES (Continued)

Basic Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          34,255 $    11.90 $      30.31  $    929,716      1.17 %      1.35%   1.59 %     31.13 %    31.38 %
    2002          36,425       9.08        23.06       760,127      0.99        1.35    1.59      -19.07     -18.91
    2001          37,119      11.21        28.42       983,212      4.09        1.35    1.59        2.60      14.13
    2000          33,102      10.93        27.63       896,758                  1.35    1.59        9.29      11.03
    1999          32,438      24.86        24.86       806,414                  1.35    1.35       19.37      19.37

Government Bond V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          23,877 $    10.73 $      16.40  $    377,029      3.64 %      1.35%   1.59 %      0.46 %     0.65 %
    2002          35,717      10.67        16.29       536,701      5.78        1.35    1.59        8.05       8.25
    2001          31,155       9.87        15.04       437,252      5.50        1.35    1.59       -1.26       5.48
    2000          21,806      10.76        14.24       308,183                  1.35    1.59        7.60       9.90
    1999          26,087      12.95        12.95       337,825                  1.35    1.35       -3.21      -3.21

Developing Capital Markets V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           2,543       6.54         6.54        16,619      0.38        1.35    1.35      -11.49     -11.49
    2001           3,314       7.38         7.38        24,464      0.86        1.35    1.35        0.00       0.00
    2000           4,531       7.37         7.37        33,391                  1.35    1.35      -29.72     -29.72
    1999           8,168      10.48        10.48        85,602                  1.35    1.35       63.14      63.14



6. UNIT VALUES (Continued)

Index 500 V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          27,796 $     7.25 $      14.95  $    343,202      1.41 %      1.35%   1.59 %     26.12 %    26.36 %
    2002          22,860       5.75        11.82       242,493      1.20        1.35    1.59      -23.63     -23.48
    2001          27,146       7.53        15.44       372,452      0.94        1.35    1.59      -13.67       7.00
    2000          24,674       8.72        17.85       422,498                  1.35    1.59      -12.81     -10.67
    1999          22,901      19.96        19.96       457,104                  1.35    1.35       18.77      18.77

Global Growth V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           9,056 $     8.79 $       8.79  $     79,579      1.05 %      1.35%   1.35 %     31.70 %    31.70 %
    2002          10,257       6.67         6.67        68,404      0.11        1.35    1.35      -28.74     -28.74
    2001          11,433       9.35         9.35       106,948      0.57        1.35    1.35      -24.15     -24.15
    2000          19,604      12.32        12.32       241,520                  1.35    1.35      -16.22     -16.22
    1999          11,159      14.69        14.69       163,920                  1.35    1.35       36.70      36.70


Balanced Capital Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2000           3,063      10.82        10.82        33,142                  1.35    1.35        4.90       4.90
    1999           2,999      10.30        10.30        30,886                  1.35    1.35        6.30       6.30



6. UNIT VALUES (Continued)

Focus Twenty V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           2,873       1.37         1.37         3,922      0.00        1.35    1.35      -39.81     -39.81
    2001           4,035       2.27         2.27         9,146      0.00        1.35    1.35      -69.69     -69.69
    2000           7,844       7.47         7.47        58,591                  1.35    1.35      -25.35     -25.35

Large Cap Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           7,823 $    11.20 $      11.20  $     87,649      0.54 %      1.35%   1.35 %     32.12 %    32.12 %
    2002           6,809       8.48         8.48        57,719      0.87        1.35    1.35      -13.83     -13.83
    2001           1,258       9.83         9.83        12,371      1.61        1.35    1.35       -1.78      -1.78

Fundamental Growth V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          22,878 $     6.64 $       9.50  $    174,056      0.12 %      1.35%   1.59 %     25.97 %    26.20 %
    2002          30,690       5.27         7.54       177,951      0.10        1.35    1.59      -28.66     -28.52
    2001          18,045       7.38        10.56       145,115      0.58        1.35    1.59      -19.42       5.60
    2000           3,239       9.16         9.16        29,666                  1.59    1.59       -8.35      -8.35



6. UNIT VALUES (Continued)

International Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          21,980 $    10.90 $      12.75  $    265,090      3.48 %      1.35%   1.59 %     40.00 %    40.26 %
    2002          23,117       7.78         9.10       199,255      3.72        1.35    1.59      -12.94     -12.77
    2001          30,225       8.94        10.45       297,657      4.67        1.35    1.59      -14.29       4.49
    2000          27,703      10.43        11.56       319,486                  1.35    1.59        1.39       4.29
    1999          22,678      11.39        11.39       258,302                  1.35    1.35       19.93      19.93


Large Cap Growth V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           6,241 $     8.88 $       8.88  $     55,435      0.00 %      1.35%   1.35 %     32.15 %    32.15 %
    2002           3,896       6.72         6.72        26,178      0.00        1.35    1.35      -24.46     -24.46
    2001           3,381       8.89         8.89        30,051      0.03        1.35    1.35      -10.64     -10.64
    2000           3,371       9.94         9.94        33,510                  1.35    1.35      -17.15     -17.15
    1999             983      11.98        11.98        11,771                  1.35    1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001                                              Division matured during the year
    2000           2,176 $    10.67 $      10.67  $     23,219                  1.35%   1.35 %     13.54 %    13.54 %



6. UNIT VALUES (Continued)

1999 ML Select Ten V.I. Trust
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001                                                 Division was not available
    2000                                              Division matured during the year
    1999           6,451 $     9.39 $       9.39  $     60,577                  1.35%   1.35 %     -7.34 %    -7.34 %

AllianceBernstein Quasar Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           7,563       5.31         5.31        40,173      0.00        1.35    1.35      -32.72     -32.72
    2001          13,474       7.89         7.89       106,333      3.44        1.35    1.35      -14.02     -14.02
    2000          15,221       9.17         9.17       139,581                  1.35    1.35       -7.44      -7.44
    1999           7,761       9.90         9.90        76,829                  1.35    1.35       15.39      15.39

AllianceBernstein Premier Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          32,678 $     5.22 $      14.13  $    414,203      0.00 %      1.35%   1.59 %     21.72 %    21.95 %
    2002          37,887       4.29        11.58       393,423      0.00        1.35    1.59      -31.74     -31.61
    2001          46,744       6.29        16.92       713,687      5.41        1.35    1.59      -18.52       8.66
    2000          49,900       7.71        20.72       956,224                  1.35    1.59      -22.86     -17.78
    1999          42,584      25.17        25.17     1,071,837                  1.35    1.35       30.41      30.41



6. UNIT VALUES (Continued)

AllianceBernstein Growth and Income Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,238 $    10.62 $      10.66  $     45,175      1.05 %      1.55%   1.59 %     30.42 %    30.47 %
    2002           5,345       8.14         8.18        43,683      0.57        1.55    1.59      -23.28     -23.25
    2001           6,369      10.61        10.66        67,866      1.63        1.55    1.59       -1.24       6.09
    2000           2,339      10.79        10.79        25,235                  1.59    1.59        7.90       7.90

AllianceBernsteinTechnology Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003             828 $     6.61 $       6.61  $      5,477      0.00 %      1.35%   1.35 %     42.08 %    42.08 %
    2002             411       4.65         4.65         1,914      0.00        1.35    1.35      -42.52     -42.52
    2001           3,408       8.09         8.09        27,573      1.15        1.35    1.35      -19.18     -19.18

MFS Emerging Growth Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          14,183 $     4.20 $      11.93  $    145,971      0.00 %      1.35%   1.59 %     28.18 %    28.42 %
    2002          16,754       3.28         9.28       131,697      0.00        1.35    1.59      -34.81     -34.68
    2001          21,848       5.03        14.21       270,326      6.74        1.35    1.59      -34.54      14.69
    2000          25,334       7.68        21.65       501,057                  1.35    1.59      -23.18     -20.76
    1999          17,749      27.30        27.30       484,546                  1.35    1.35       74.17      74.17



6. UNIT VALUES (Continued)

MFS Research Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002          13,792       9.67         9.67       133,431      0.28        1.35    1.35      -25.59     -25.59
    2001          18,733      12.99        12.99       243,427      1.23        1.35    1.35      -22.39     -22.39
    2000          21,793      16.73        16.73       364,596                  1.35    1.35       -6.22      -6.22
    1999          17,139      17.82        17.82       305,417                  1.35    1.35       22.26      22.26

MFS Investors Trust Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           1,843       6.20         8.14        11,612      0.54        1.55    1.59      -22.21     -22.18
    2001           1,748       7.98        10.46        13,999      2.88        1.55    1.59      -17.29       4.64
    2000             760       9.64         9.64         7,328                  1.59    1.59       -3.58      -3.58

AIM V.I. Premier Equity Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          17,039 $     5.66 $      12.93  $    200,509      0.29 %      1.35%   1.59 %     23.11 %    23.34 %
    2002          20,694       4.59        10.48       197,190      0.28        1.35    1.59      -31.36     -31.23
    2001          28,645       6.69        15.22       401,919      0.12        1.35    1.59      -13.95       6.02
    2000          29,523       7.78        17.65       493,364                  1.35    1.59      -22.22     -15.87
    1999          26,007      20.96        20.96       545,096                  1.35    1.35       28.03      28.03



6. UNIT VALUES (Continued)

AIM V.I. Capital Appreciation Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           6,911 $    11.96 $      11.96  $     82,666      0.00 %      1.35%   1.35 %     27.72 %    27.72 %
    2002           8,026       9.36         9.36        75,127      0.00        1.35    1.35      -25.41     -25.41
    2001          10,502      12.54        12.54       131,727      0.00        1.35    1.35      -24.39     -24.39
    2000          12,693      16.57        16.57       210,322                  1.35    1.35      -12.19     -12.19
    1999           8,479      18.86        18.86       159,921                  1.35    1.35       42.53      42.53

AIM V.I. International Growth Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,909 $     6.02 $      10.76  $     18,281      0.53 %      1.55%   1.59 %     27.03 %    27.08 %
    2002           3,314       4.74         8.47        16,131      0.55        1.55    1.59      -17.01     -16.97
    2001           3,669       5.71        10.20        20,994      2.63        1.55    1.59      -24.75       1.99
    2000           2,746       7.59         7.59        20,844                  1.59    1.59      -24.13     -24.13

Davis Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          17,619 $     9.01 $      11.33  $    168,136      0.82 %      1.35%   1.59 %     27.71 %    27.95 %
    2002          14,168       7.05         8.87       105,382      0.72        1.35    1.59      -17.58     -17.43
    2001          13,728       8.56        10.76       122,509      0.85        1.35    1.59      -11.82       7.56
    2000           3,024       9.70         9.70        29,329                  1.59    1.59       -2.96      -2.96



6. UNIT VALUES (Continued)

Total Return Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          26,972 $    10.89 $      12.69  $    313,226      2.83 %      1.35%   1.59 %      3.39 %     3.58 %
    2002          18,934      10.51        12.27       213,676      4.07        1.35    1.59        7.37       7.57
    2001          10,685       9.93        11.43       121,586      7.54        1.55    1.59       -0.71       6.70
    2000           4,134      10.72        10.72        44,312                  1.59    1.59        7.16       7.16

Seligman Small-Cap Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           1,806 $    14.74 $      18.14  $     31,949      0.00 %      1.55%   1.59 %     47.58 %    47.64 %
    2002           2,971       9.98        12.29        35,856      0.00        1.55    1.59      -16.71     -16.67
    2001           4,889      11.98        14.75        71,707      0.48        1.55    1.59       19.78      21.56
    2000             743      12.14        12.14         9,018                  1.59    1.59       21.38      21.38

Delaware VIP Trend Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           2,304       5.33         9.26        13,189      0.00        1.55    1.59      -21.20     -21.17
    2001           2,145       6.77        11.74        14,643      0.00        1.55    1.59      -16.68      17.41
    2000           1,581       8.12         8.12        12,838                  1.59    1.59      -18.78     -18.78



6. UNIT VALUES (Continued)

Emerging Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           3,898 $     4.35 $       8.88  $     17,546      0.00 %      1.55%   1.59 %     25.34 %    25.39 %
    2002           4,754       3.47         7.09        16,915      0.33        1.55    1.59      -33.55     -33.53
    2001           5,449       5.22        10.66        28,549      0.11        1.55    1.59      -32.58       6.58
    2000           8,225       7.74         7.74        63,660                  1.59    1.59      -22.61     -22.61

VP International Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           5,389 $     7.82 $       7.82  $     42,141      0.72 %      1.35%   1.35 %     22.78 %    22.78 %
    2002           5,042       6.37         6.37        32,092      0.73        1.35    1.35      -21.48     -21.48
    2001           4,233       8.10         8.10        34,301      0.00        1.35    1.35      -19.06     -19.06

Roszel / JP Morgan Small Cap Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           5,937 $    11.38 $      11.42  $     67,761      0.00 %      1.35%   1.59 %     34.90 %    35.16 %
    2002           4,758       8.43         8.44        40,162      0.00        1.35    1.59      -15.68     -15.62



6. UNIT VALUES (Continued)

Roszel / Lord Abbett Bond Debenture Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           1,282 $    12.08 $      12.09  $     15,487      5.73 %      1.55%   1.59 %     15.17 %    15.22 %
    2002             138      10.49        10.49         1,449      5.69        1.55    1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          11,431 $    11.00 $      11.04  $    126,091      0.31 %      1.35%   1.59 %     22.78 %    23.01 %
    2002          10,841       8.96         8.97        97,202      0.00        1.35    1.59      -10.42     -10.35

Roszel / PIMCO Small Cap Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,651 $    12.21 $      12.26  $     56,943      1.84 %      1.35%   1.59 %     31.09 %    31.34 %
    2002           5,803       9.32         9.33        54,079      2.25        1.35    1.59       -6.84      -6.78



6. UNIT VALUES (Continued)

Roszel / Seligman Mid Cap Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,584 $    11.95 $      11.99  $     30,988      0.00 %      1.35%   1.59 %     31.23 %    31.48 %
    2002           1,468       9.11         9.12        13,390      0.00        1.35    1.59       -8.93      -8.87

Roszel / Delaware Trend Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,833 $    12.26 $      12.28  $     59,332      0.00 %      1.35%   1.59 %     22.59 %    22.73 %

Roszel / Lord Abbett Affiliated Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,680 $    11.98 $      12.00  $     32,124      0.00 %      1.35%   1.59 %     19.82 %    19.95 %

Roszel / PIMCO CCM Capital Appreciation Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          11,904 $    11.71 $      11.72  $    139,549      0.00 %      1.35%   1.59 %     17.05 %    17.18 %



7.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



7. CHARGES AND FEES (Continued)

  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                      Domestic             Core               High              Large            Small Cap
                                       Money               Bond             Current            Cap Core            Value
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund            V.I. Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              40,534             34,517             20,369             21,873             20,951
Activity during 2002:
     Issued                                 33,662              4,276                341                608              4,729
     Redeemed                              (36,982)            (5,360)            (5,462)            (3,025)            (8,995)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            37,214             33,433             15,248             19,456             16,685
Activity during 2003:
     Issued                                 15,308              9,477                836                289                980
     Redeemed                              (23,599)            (7,718)            (1,302)            (1,880)            (2,654)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003            28,923             35,192             14,782             17,865             15,011
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                      American           Natural            Global          Utilities and          Global
                                      Balanced          Resources          Allocation          Telecom              Bond
                                        V.I.              Focus               V.I.               V.I.              Focus
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               6,380                665             22,995              3,227              2,023
Activity during 2002:
     Issued                                      3                  1                342                  0                  0
     Redeemed                               (1,145)              (666)            (2,435)              (717)            (2,023)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             5,238                  0             20,902              2,510                  0
Activity during 2003:
     Issued                                      0                  0              2,654                  0                  0
     Redeemed                                 (849)                 0             (1,087)              (405)                 0
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             4,389                  0             22,469              2,105                  0
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                       Basic            Government         Developing           Index              Global
                                       Value               Bond         Capital Markets          500               Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              37,119             31,155              3,314             27,146             11,433
Activity during 2002:
     Issued                                  4,782             11,073                  2              2,515              1,362
     Redeemed                               (5,476)            (6,511)              (773)            (6,801)            (2,538)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            36,425             35,717              2,543             22,860             10,257
Activity during 2003:
     Issued                                  1,916              1,489                  0             10,798                201
     Redeemed                               (4,086)           (13,329)            (2,543)            (5,862)            (1,402)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003            34,255             23,877                  0             27,796              9,056
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)

                                                                                                                  Large
                                       Focus            Large Cap         Fundamental       International           Cap
                                       Twenty             Value              Growth             Value              Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,035              1,258             18,045             30,225              3,381
Activity during 2002:
     Issued                                    436              5,811             16,117             12,463              1,006
     Redeemed                               (1,598)              (260)            (3,472)           (19,571)              (491)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             2,873              6,809             30,690             23,117              3,896
Activity during 2003:
     Issued                                    230              1,645              3,515              5,208              2,738
     Redeemed                               (3,103)              (631)           (11,327)            (6,345)              (393)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0              7,823             22,878             21,980              6,241
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                                    AllianceBernstein  AllianceBernstein                            MFS
                                 AllianceBernstein       Premier           Growth and     AllianceBernstein       Emerging
                                       Quasar             Growth             Income           Technology           Growth
                                     Portfolio          Portfolio          Portfolio          Portfolio            Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              13,474             46,744              6,369              3,408             21,848
Activity during 2002:
     Issued                                    380              1,240              2,432                342              6,431
     Redeemed                               (6,291)           (10,097)            (3,456)            (3,339)           (11,525)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             7,563             37,887              5,345                411             16,754
Activity during 2003:
     Issued                                      6                667                291                800                417
     Redeemed                               (7,569)            (5,876)            (1,398)              (383)            (2,988)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0             32,678              4,238                828             14,183
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                                           MFS             AIM V.I.           AIM V.I.           AIM V.I.
                                        MFS             Investors           Premier            Capital         International
                                      Research            Trust              Equity          Appreciation          Growth
                                       Series             Series              Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              18,733              1,748             28,645             10,502              3,669
Activity during 2002:
     Issued                                     48                322                589                204             11,463
     Redeemed                               (4,989)              (227)            (8,540)            (2,680)           (11,818)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            13,792              1,843             20,694              8,026              3,314
Activity during 2003:
     Issued                                      4                 19                235                145              7,814
     Redeemed                              (13,796)            (1,862)            (3,890)            (1,260)            (8,219)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                  0             17,039              6,911              2,909
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                                                            Seligman           Delaware
                                       Davis              Total            Small-Cap             VIP              Emerging
                                       Value              Return             Value              Trend              Growth
                                     Portfolio          Portfolio          Portfolio            Series           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              13,728             10,685              4,889              2,145              5,449
Activity during 2002:
     Issued                                  2,823             14,681              2,343              1,869              1,563
     Redeemed                               (2,383)            (6,432)            (4,261)            (1,710)            (2,258)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            14,168             18,934              2,971              2,304              4,754
Activity during 2003:
     Issued                                  4,696             15,326                842                 48                377
     Redeemed                               (1,245)            (7,288)            (2,007)            (2,352)            (1,233)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003            17,619             26,972              1,806                  0              3,898
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)

                                                         Roszel /           Roszel /           Roszel /           Roszel /
                                                        JP Morgan         Lord Abbett        Lord Abbett           PIMCO
                                         VP             Small Cap             Bond             Mid Cap           Small Cap
                                   International          Growth           Debenture            Value              Value
                                        Fund            Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,233                  0                  0                  0                  0
Activity during 2002:
     Issued                                  1,214              5,444                156             11,735              5,918
     Redeemed                                 (405)              (686)               (18)              (894)              (115)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             5,042              4,758                138             10,841              5,803
Activity during 2003:
     Issued                                    884              1,401              1,287              3,879              2,508
     Redeemed                                 (537)              (222)              (143)            (3,289)            (3,660)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             5,389              5,937              1,282             11,431              4,651
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)

                                      Roszel /                              Roszel /           Roszel /
                                      Seligman           Roszel /             Lord              PIMCO
                                      Mid Cap            Delaware            Abbett          CCM Capital
                                       Growth             Trend            Affiliated        Appreciation
                                     Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                   0                  0                  0                  0
Activity during 2002:
     Issued                                  1,661                  0                  0                  0
     Redeemed                                 (193)                 0                  0                  0
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,468                  0                  0                  0
Activity during 2003:
     Issued                                  1,267              4,941              3,304             12,148
     Redeemed                                 (151)              (108)              (624)              (244)
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             2,584              4,833              2,680             11,904
                                 ================== ================== ================== ==================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account B, comprised of divisions investing in the Domestic Money Market V.I. Fund (commenced operations November 21, 2003) and Reserve Assets V.I. Fund (liquidated following close of business on November 21, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                                                    Domestic
                                                                                                                     Money
                                                                                                                     Market
                                                                                                                   V.I. Fund
(In thousands, except unit values)                                                                          ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Domestic Money Market V.I. Fund, 6,741 shares
         (Cost $6,741)                                                                                      $               6,741
                                                                                                            ----------------------

         Total Assets                                                                                       $               6,741
                                                                                                            ======================


Net Assets
   Accumulation Units                                                                                       $               6,741
                                                                                                            ======================

   Units Outstanding (Note 7)                                                                                                 462
                                                                                                            ======================

   Unit Value                                                                                               $               14.59
                                                                                                            ======================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                 Divisions Investing In
                                                                                     ====================== ======================
                                                                                             Domestic
                                                                                              Money                 Reserve
                                                                                              Market                 Assets
                                                                                               V.I.                   V.I.
                                                                                               Fund                   Fund
                                                                                     ====================== ======================
(In thousands)

Investment Loss:
 Ordinary Dividends (Note 2)                                                         $                   5  $                  28
 Mortality and Expense Charges (Note 6)                                                                 (5)                   (39)
                                                                                     ---------------------- ----------------------
  Net Investment Loss                                                                                    0                    (11)
                                                                                     ---------------------- ----------------------

Net Decrease in Net Assets
 Resulting from Operations                                                                               0                    (11)
                                                                                     ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                  1                     31
 Contract Owner Withdrawals                                                                         (4,771)               (43,243)
 Transfers In (Note 3)                                                                              11,511                 36,652
 Contract Charges (Note 6)                                                                               0                      0
                                                                                     ---------------------- ----------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                                              6,741                 (6,560)
                                                                                     ---------------------- ----------------------

Total Increase (Decrease) in Net Assets                                                              6,741                 (6,571)
Net Assets, Beginning of Period                                                                          0                  6,571
                                                                                     ---------------------- ----------------------
Net Assets, End of Period                                                            $               6,741  $                   0
                                                                                     ====================== ======================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                     Division Investing In
                                                                                     ======================

                                                                                             Reserve
                                                                                              Assets
                                                                                               V.I.
                                                                                               Fund
                                                                                     ======================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                                         $                  92
 Mortality and Expense Charges (Note 6)                                                                (49)
                                                                                     ----------------------
  Net Investment Income                                                                                 43
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                              43
                                                                                     ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                510
 Contract Owner Withdrawals                                                                        (53,834)
 Transfers In (Note 3)                                                                              51,828
 Contract Charges (Note 6)                                                                              (2)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                             (1,498)
                                                                                     ----------------------

Total Decrease in Net Assets                                                                        (1,455)
Net Assets, Beginning of Period                                                                      8,026
                                                                                     ----------------------
Net Assets, End of Period                                                            $               6,571
                                                                                     ======================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the Domestic Money Market V.I. Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. The investment advisor to the Domestic Money Market V.I. Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. Following the close of business on November 21,
   2003, the Reserve Assets V.I. Fund was liquidated and substituted into the Domestic Money Market V.I. Fund.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business
   Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate  Account  B provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard  to  the  guaranteed  minimum  death benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3.   TRANSFERS IN

   Transfers in include transfers from the investment divisions of Merrill Lynch Life Variable Annuity Separate Account A.


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $             7,009  $               268
Reserve Assets V.I. Fund                                                          2,315                8,886
                                                                    -------------------- --------------------
                                                                    $             9,324  $             9,154
                                                                    ==================== ====================



5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
-----------------------------------                                  Investment
                                                     Net Assets        Income           Expense             Total
                  Units (000's)     Unit Value        (000's)           Ratio            Ratio              Return
   December 31,   ---------------------------------------------------------------- ------------------- ---------------
       2003                 462   $      14.59   $          6,741            0.65%               0.65%          -0.21%

            1,999
-----------------------------------                                  Investment
                                                     Net Assets        Income           Expense             Total
                  Units (000's)     Unit Value        (000's)           Ratio            Ratio              Return
   December 31,   ---------------------------------------------------------------- ------------------- ---------------
       2003                   0   $       0.00   $              0            0.00%               0.00%           0.00%
       2002                 450          14.62              6,571            1.22                0.65            0.52
       2001                 552          14.53              8,026            3.80                0.65            3.07
       2000                 746          14.09             10,507                                0.65            5.17
       1999                 903          13.39             12,087                                0.65            4.02



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 0.65% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2003 and 2002 were as follows:

                                                           Domestic
                                                             Money            Reserve
                                                            Market            Assets
                                                             V.I.              V.I.
                                                             Fund              Fund
(In thousands)                                         ----------------- -----------------

Outstanding at January 1, 2002                                        0               552
Activity during 2002:
     Issued                                                           0                93
     Redeemed                                                         0              (195)
                                                       ----------------- -----------------

Outstanding at December 31, 2002                                      0               450
Activity during 2003:
     Issued                                                         489               157
     Redeemed                                                       (27)             (607)
                                                       ----------------- -----------------

Outstanding at December 31, 2003                                    462                 0
                                                       ================= =================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York

March 1, 2004

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                       ASSETS                                     2003             2002
                                       ------                                  -----------     -----------

INVESTMENTS:
  Fixed maturity securities, at estimated fair value (amortized cost: 2003 -
     $2,108,310; 2002 - $1,844,077)                                            $ 2,157,127     $ 1,856,732
  Equity securities, at estimated fair value (cost: 2003 - $78,816; 2002 -
     $112,903)                                                                      82,469         105,430
  Trading account securities, at estimated fair value                               26,186          21,949
  Limited partnerships, at cost                                                     11,880          12,150
  Policy loans on insurance contracts                                            1,086,537       1,143,663
                                                                               -----------     -----------

      Total Investments                                                          3,364,199       3,139,924
CASH AND CASH EQUIVALENTS                                                           75,429         312,217
ACCRUED INVESTMENT INCOME                                                           63,565          63,603
DEFERRED POLICY ACQUISITION COSTS                                                  364,414         404,220
FEDERAL INCOME TAXES -- CURRENT                                                       --            39,905
REINSURANCE RECEIVABLES                                                              6,004           8,197
AFFILIATED RECEIVABLES -- NET                                                          696           3,040
RECEIVABLES FROM SECURITIES SOLD                                                     1,349          10,072
OTHER ASSETS                                                                        36,246          37,399
SEPARATE ACCOUNTS ASSETS                                                        10,736,343       9,079,285
                                                                               -----------     -----------

TOTAL ASSETS                                                                   $14,648,245     $13,097,862
                                                                               ===========     ===========


See accompanying notes to financial statements                       (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                        LIABILITIES AND STOCKHOLDER'S EQUITY                    2003             2002
                        ------------------------------------                ------------     ------------

LIABILITIES:
  POLICYHOLDER LIABILITIES AND ACCRUALS:
    Policyholders' account balances                                         $  2,887,937     $  3,084,042
    Claims and claims settlement expenses                                        101,718           98,526
                                                                            ------------     ------------

    Total policyholder liabilities and cruals                                  2,989,655        3,182,568
  OTHER POLICYHOLDER FUNDS                                                        12,915           11,815
  LIABILITY FOR GUARANTY FUND ASSESSMENTS                                          7,139            7,221
  FEDERAL INCOME TAXES -- DEFERRED                                                31,965           67,304
  FEDERAL INCOME TAXES -- CURRENT                                                 21,182             --
  PAYABLES FOR SECURITIES PURCHASED                                                  683           19,635
  UNEARNED POLICY CHARGE REVENUE                                                 107,761          113,774
  OTHER LIABILITIES                                                                3,480            6,033
  SEPARATE ACCOUNTS LIABILITIES                                               10,730,601        9,072,606
                                                                            ------------     ------------
    Total Liabilities                                                         13,905,381       12,480,956
                                                                            ------------     ------------

STOCKHOLDER'S EQUITY:
  Common stock ($10 par value; authorized: 1,000,000 shares; issued and
     outstanding: 250,000 shares)                                                  2,500            2,500
  Additional paid-in capital                                                     397,324          347,324
  Retained earnings                                                              331,575          290,092
  Accumulated other comprehensive income (loss)                                   11,465          (23,010)
                                                                            ------------     ------------
    Total Stockholder's Equity                                                   742,864          616,906
                                                                            ------------     ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $ 14,648,245     $ 13,097,862
                                                                            ============     ============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                        2003           2002           2001
                                                                     ---------      ---------      ---------

REVENUES:
    Policy charge revenue                                            $ 228,878      $ 239,030      $ 253,837
    Net investment income                                              174,662        207,064        221,872
    Net realized investment gains (losses)                                 987         (9,056)       (13,844)
                                                                     ---------      ---------      ---------
     Total Revenues                                                    404,527        437,038        461,865
                                                                     ---------      ---------      ---------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances               128,958        141,373        153,111
    Market value adjustment expense                                      4,806          3,683          2,296
    Policy benefits (net of reinsurance recoveries:
    2003 - $17,641; 2002 - $14,620; 2001 - $16,562)                     64,631         58,060         37,773
    Reinsurance premium ceded                                           22,599         23,131         24,535
    Amortization of deferred policy acquisition costs                   76,402        101,118         59,335
    Insurance expenses and taxes                                        52,003         47,932         65,700
                                                                     ---------      ---------      ---------
     Total Benefits and Expenses                                       349,399        375,297        342,750
                                                                     ---------      ---------      ---------

     Net Earnings Before Federal Income Tax Provision                   55,128         61,741        119,115
                                                                     ---------      ---------      ---------

FEDERAL INCOME TAX PROVISION (BENEFIT):
     Current                                                            67,547        (41,505)        23,002
     Deferred                                                          (53,902)        55,301         17,875
                                                                     ---------      ---------      ---------

      Total Federal Income Tax Provision                                13,645         13,796         40,877
                                                                     ---------      ---------      ---------

NET EARNINGS                                                         $  41,483      $  47,945      $  78,238
                                                                     =========      =========      =========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003          2002          2001
                                                                             --------      --------      --------

NET EARNINGS                                                                 $ 41,483      $ 47,945      $ 78,238
                                                                             --------      --------      --------
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains on available-for-sale securities and investments in separate accounts:
    Net unrealized holding gains (losses) arising during the
       period                                                                  46,905        (1,799)       32,328
    Reclassification adjustment for losses included in net
       earnings                                                                 3,286        11,494        12,600
                                                                             --------      --------      --------
     Net unrealized gains on investment securities                             50,191         9,695        44,928
    Adjustments for:
       Policyholder liabilities                                                 6,302       (15,214)       (9,498)
       Deferred policy acquisition costs                                       (3,455)            9       (15,551)
       Deferred federal income taxes                                          (18,563)        1,928        (6,958)
                                                                             --------      --------      --------
  Total other comprehensive income (loss), net of tax                          34,475        (3,582)       12,921
                                                                             --------      --------      --------

COMPREHENSIVE INCOME                                                         $ 75,958      $ 44,363      $ 91,159
                                                                             ========      ========      ========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                                                    ACCUMULATED
                                                                     ADDITIONAL                        OTHER         TOTAL
                                                         COMMON        PAID-IN       RETAINED      COMPREHENSIVE  STOCKHOLDER'S
                                                         STOCK         CAPITAL       EARNINGS       INCOME (LOSS)   EQUITY
                                                        ---------     ---------      ---------     -------------  ----------

BALANCE, JANUARY 1, 2001                               $   2,500      $ 347,324      $ 194,808     $ (32,349)     $ 512,283
            Net earnings                                                                78,238                       78,238
            Other comprehensive income, net of tax                                                    12,921         12,921

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2001                                 2,500        347,324        273,046       (19,428)       603,442
            Cash dividend paid to parent                                               (30,899)                     (30,899)
            Net earnings                                                                47,945                       47,945
            Other comprehensive loss, net of tax                                                      (3,582)        (3,582)

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2002                                 2,500        347,324        290,092       (23,010)       616,906
            Capital contribution from parent                             50,000                                      50,000
            Net earnings                                                                41,483                       41,483
            Other comprehensive income, net of tax                                                    34,475         34,475

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2003                             $   2,500      $ 397,324      $ 331,575     $  11,465      $ 742,864
                                                       =========      =========      =========     =========      =========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 (Dollars in thousands)


                                                                            2003             2002             2001
                                                                        -----------      -----------      -----------
Cash Flows From Operating Activities:
   Net earnings                                                         $    41,483      $    47,945      $    78,238
   Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                        76,402          101,118           59,335
    Capitalization of policy acquisition costs                              (40,051)         (34,391)         (51,736)
    Amortization (accretion) of investments                                   9,883            2,406           (1,033)
    Interest credited to policyholders' account balances                    128,958          141,373          153,111
    Provision (benefit) for deferred Federal income tax                     (53,902)          55,301           17,875
   (Increase) decrease in operating assets:
    Accrued investment income                                                    38            6,281            1,117
    Federal income taxes -- current                                          39,905          (39,905)            --
    Reinsurance receivables                                                   2,193            1,231           (6,338)
    Affiliated receivables -- net                                             2,344           (3,040)             667
    Other                                                                     1,153            4,513           (1,298)
   Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                     3,192            3,506            9,347
    Other policyholder funds                                                  1,100           (2,424)          (3,439)
    Liability for guaranty fund assessments                                     (82)          (1,228)          (1,801)
    Federal income taxes -- current                                          21,182           (5,522)             388
    Affiliated payables -- net                                                 --             (3,736)           3,736
    Unearned policy charge revenue                                           (6,013)              98           12,494
    Other                                                                    (2,553)          (1,561)         (24,695)
   Other operating activities:
    Net realized investment (gains) losses                                     (987)           9,056           13,844
                                                                        -----------      -----------      -----------

     Net cash and cash equivalents provided by operating activities         224,245          281,021          259,812
Cash Flow From Investing Activities:
   Proceeds from (payments for):
    Sales of available-for-sale securities                                  312,514          817,498          278,420
    Maturities of available-for-sale securities                             533,534          360,062          342,148
    Purchases of available-for-sale securities                           (1,097,868)        (988,168)        (511,122)
    Trading account securities                                                 (559)            (456)            (214)
    Sales of real estate held-for-sale                                         --             22,900             --
    Sales of limited partnerships                                               470             --              1,000
    Purchases of limited partnerships                                          (200)            (880)          (1,857)
    Policy loans on insurance contracts                                      57,126           50,815             (788)
    Recapture of investment in separate accounts                              3,015            1,785             --
    Investment in separate accounts                                            (304)          (3,554)          (1,009)
                                                                        -----------      -----------      -----------

     Net cash and cash equivalents provided by (used in) investing
        activities                                                         (192,272)         260,002          106,578
                                                                        -----------      -----------      -----------


See accompanying notes to financial statements                       (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                      2003             2002             2001
                                                                   -----------      -----------      -----------
Cash Flows From Financing Activities:
  Proceeds from (payments for):
   Capital contribution received from (cash dividend paid to)
      parent                                                       $    50,000      $   (30,899)     $      --
   Policyholder deposits (excludes internal policy replacement
      deposits)                                                        936,437          640,103        1,090,788
   Policyholder withdrawals (including transfers to/from
      separate accounts)                                            (1,255,198)        (968,439)      (1,419,479)
                                                                   -----------      -----------      -----------

    Net cash and cash equivalents used in financing activities        (268,761)        (359,235)        (328,691)
                                                                   -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  (236,788)         181,788           37,699
CASH AND CASH EQUIVALENTS
  Beginning of year                                                    312,217          130,429           92,730
                                                                   -----------      -----------      -----------

  End of year                                                      $    75,429      $   312,217      $   130,429
                                                                   ===========      ===========      ===========

Supplementary Disclosure of Cash Flow Information:
  Cash paid to affiliates for:
   Federal income taxes                                            $     6,460      $     3,922      $    22,614
   Interest                                                                197              125              639

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

        The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

        BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

        The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

        For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

        Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

        REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

        Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

        For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

        Certain fixed maturity and equity securities are considered non-investment grade. The Company defines non-investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

        Investments in limited partnerships are carried at cost.

        Policy loans on insurance contracts are stated at unpaid principal balances.

        DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

        Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

        During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:


                                   2003           2002           2001
                                ---------      ---------      ---------
        Beginning balance       $  81,425      $  95,869      $ 105,503
        Capitalized amounts          --             --              147
        Interest accrued            6,107          7,190          7,913
        Amortization              (18,243)       (21,634)       (17,694)
                                ---------      ---------      ---------

        Ending balance          $  69,289      $  81,425      $  95,869
                                =========      =========      =========

        The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.


        2004                                             $     4,647
        2005                                             $     5,045
        2006                                             $     5,875
        2007                                             $     5,629
        2008                                             $     5,612


        SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2003 and 2002, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $5,742 and $6,679, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

        Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statements of Earnings.

        POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:


        Interest-sensitive life products                        4.00% - 4.85%
        Interest-sensitive deferred annuities                   1.00% - 7.40%
        Immediate annuities                                    3.00% - 11.00%


        These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

        CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

        INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

        The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

        The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

        UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

        ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

        On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1, which is effective January 1, 2004, will approximately result in a $43.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

        In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

        On December 31, 2002, the FASB issued SFAS No.148, Accounting for Stock-Based Compensation -- Transition and Disclosure, an amendment of FASB Statement No. 123, Accounting for Stock Based Compensation. SFAS No. 148 permits three alternative methods for a voluntary transition to the fair value-based method for those entities that adopt the standard prior to the end of fiscal year-end 2003. Beginning in 2004, SFAS No. 148 eliminates prospective application as a method of adoption for reporting stock-based compensation, but continues to permit modified prospective application, which requires the fair value of all unvested awards to be amortized over the remaining service period, as well as restatement of prior years' expense. The transition guidance and disclosure provisions of SFAS No. 148 were effective for fiscal years ending after December 15, 2002. Merrill Lynch & Co. intends to adopt the fair value method of accounting for stock-based compensation under SFAS No. 123 in 2004 using the retroactive restatement method permitted under SFAS No. 148. This will result in additional allocated compensation expense to the Company. The allocation of additional compensation expense is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS


        Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 2003            2002
                                             -----------     -----------

Assets:
  Fixed maturity securities(1)               $ 2,157,127     $ 1,856,732
  Equity securities(1)                            82,469         105,430
  Trading account securities(1)                   26,186          21,949
  Limited partnerships(2)                         11,880          12,150
  Policy loans on insurance contracts(3)       1,086,537       1,143,663
  Cash and cash equivalents(4)                    75,429         312,217
  Separate Accounts assets(5)                 10,736,343       9,079,285
                                             -----------     -----------

Total financial instruments                  $14,175,971     $12,531,426
                                             ===========     ===========

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $262,302 and $292,466, had an estimated fair value of $270,731 and $283,064, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.


NOTE 3. INVESTMENTS


        The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:


                                                              2003
                                       -------------------------------------------------------
                                          COST /        GROSS          GROSS        ESTIMATED
                                        AMORTIZED    UNREALIZED     UNREALIZED        FAIR
                                          COST          GAINS         LOSSES          VALUE
                                       ----------     ----------     ----------     ----------

Fixed maturity securities:
  Corporate debt securities            $2,003,958     $   59,352     $   12,349     $2,050,961
  U.S. Government and agencies             69,346          1,752            646         70,452
  Mortgage-backed securities               18,999          1,329              1         20,327
  Foreign governments                      11,953            345          1,106         11,192
  Municipals                                4,054            141           --            4,195
                                       ----------     ----------     ----------     ----------

   Total fixed maturity securities     $2,108,310     $   62,919     $   14,102     $2,157,127
                                       ==========     ==========     ==========     ==========
Equity securities:
   Non-redeemable preferred stocks     $   78,816     $    3,916     $      263     $   82,469
                                       ==========     ==========     ==========     ==========


                                                                           2002
                                                ---------------------------------------------------------
                                                   COST /           GROSS         GROSS         ESTIMATED
                                                  AMORTIZED      UNREALIZED    UNREALIZED         FAIR
                                                    COST            GAINS        LOSSES           VALUE
                                                  ----------     ----------     ----------     ----------

        Fixed maturity securities:
            Corporate debt securities            $ 1,705,862      $49,304      $ 39,971      $1,715,195
            U.S. Government and agencies              74,309        2,706           356          76,659
            Mortgage-backed securities                38,581        2,711             2          41,290
            Foreign governments                       12,955          300         2,380          10,875
            Municipals                                12,370          343            --          12,713
                                                 -----------      -------      --------      ----------

             Total fixed maturity securities     $ 1,844,077      $55,364      $ 42,709      $1,856,732
                                                 ===========      =======      ========      ==========

        Equity securities:
            Non-redeemable preferred stocks      $   112,903      $ 1,395      $  8,868      $  105,430
                                                 ===========      =======      ========      ==========



        Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2003 were:


                                                    LESS THAN 12 MONTHS         MORE THAN 12 MONTHS                TOTAL
                                                 -------------------------   -------------------------   -------------------------
                                                  ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED
                                                  FAIR VALUE      LOSSES      FAIR VALUE      LOSSES      FAIR VALUE      LOSSES
                                                 ------------   ----------   ------------   ----------   ------------   ----------
Fixed Maturity Securities:
            Corporate debt securities            $    365,765   $    5,934   $     93,749   $    6,415   $    459,514   $    12,349
            U.S. Government and agencies               18,458          646             --           --         18,458           646
            Foreign governments                         7,873        1,106             --           --          7,873         1,106
            Mortgage-backed securities                     --           --             93            1             93             1
Equity securities:
             Non-redeemable preferred stocks               --           --          6,909          263          6,909           263
                                                 ------------   ----------   ------------   ----------   ------------   -----------
Total temporarily impaired securities            $    392,096   $    7,686   $    100,751   $    6,679   $    492,847   $    14,365
                                                 ============   ==========   ============   ==========   ============   ===========

        Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

        Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $9,139, $23,997 and $11,153 for the years ended December 31, 2003, 2002, and 2001 respectively.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                                    ESTIMATED
                                                                   AMORTIZED           FAIR
                                                                     COST             VALUE
                                                                --------------    ---------------
        Fixed maturity securities:
                    Due in one year or less                     $       201,721   $       204,855
                    Due after one year through five years             1,302,540         1,332,162
                    Due after five years through ten years              430,129           444,803
                    Due after ten years                                 154,921           154,980
                                                                ---------------   ---------------
                                                                      2,089,311         2,136,800
                    Mortgage-backed securities                           18,999            20,327
                                                                ---------------   ---------------
                     Total fixed maturity securities            $     2,108,310   $     2,157,127
                                                                ===============   ===============

        Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                                ESTIMATED
                                                              AMORTIZED            FAIR
                                                                 COST             VALUE
                                                             --------------    ---------------
        AAA                                                $        445,444   $        452,068
        AA                                                          225,214            225,586
        A                                                           633,833            648,769
        BBB                                                         703,750            732,823
        Non-investment grade                                        100,069             97,881
                                                           ----------------   ----------------
                     Total fixed maturity securities       $      2,108,310   $      2,157,127
                                                           ================   ================


        The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                                 2003           2002
                                                                              -----------   -------------

        Assets:
                     Fixed maturity securities                                $    48,817   $      12,655
                     Equity securities                                              3,653         (7,473)
                     Deferred policy acquisition costs                                260           3,715
                     Separate Accounts assets                                       (341)         (3,244)
                                                                              -----------   -------------
                                                                                   52,389           5,653
                                                                              -----------   -------------
        Liabilities:
                     Policyholders' account balances                               34,750          41,052
                     Federal income taxes -- deferred                               6,174        (12,389)
                                                                              -----------   -------------
                                                                                   40,924          28,663
                                                                              -----------   -------------
        Stockholder's equity:
                     Accumulated other comprehensive income (loss)            $    11,465   $    (23,010)
                                                                              ===========   ============


        Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                        2003              2002               2001
                                                   ---------------    --------------    ---------------
        Proceeds                                   $       312,514    $      817,498    $       278,420
        Gross realized investment gains                     13,380            37,899              4,913
        Gross realized investment losses                    16,071            48,294             17,320

        The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $65,451, $140,742 and $60,640 for the years ended December 31, 2003, 2002, and 2001, respectively.

        The Company had investment securities with a carrying value of $25,570 and $26,307 that were deposited with insurance regulatory authorities at December 31, 2003 and 2002, respectively.

        Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

        Net investment income arose from the following sources for the years ended December 31:

                                                       2003              2002             2001
                                                  ---------------   --------------    --------------

        Fixed maturity securities                 $       107,940   $      128,962    $      139,285
        Equity securities                                   9,162           12,624            15,303
        Real estate held-for-sale                              --            3,220               924
        Limited partnerships                                   28               24                39
        Policy loans on insurance contracts                58,157           61,390            62,695
        Cash and cash equivalents                           2,155            2,912             7,578
        Other                                                 233            1,200               335
                                                  ---------------   --------------    --------------
        Gross investment income                           177,675          210,332           226,159
        Less investment expenses                          (3,013)          (3,268)           (4,287)
                                                  ---------------   --------------    --------------
        Net investment income                     $       174,662   $      207,064    $      221,872
                                                  ===============   ==============    ==============

        Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                       2003            2002              2001
                                                   ------------    -------------     -------------

        Fixed maturity securities                  $     (1,167)   $     (11,416)    $     (12,035)
        Equity securities                                  (395)            1,021             (372)
        Trading account securities                         3,678          (2,143)           (1,437)
        Real estate held-for-sale                             --            3,453                --
        Investment in Separate Accounts                  (1,129)               29                --
                                                   ------------    -------------     -------------
        Net realized investment gains (losses)     $         987   $      (9,056)    $     (13,844)
                                                   ============    =============     =============


        The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $1,663, ($515) and $462 at December 31, 2003, 2002 and
        2001, respectively.

NOTE 4. FEDERAL INCOME TAXES

        The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                               2003          2002          2001
                                                                            -----------   -----------   -----------

        Provision for income taxes computed at Federal statutory rate       $    19,295   $    21,609   $    41,690
        Increase (decrease) in income taxes resulting from:
                                 Dividend received deduction                    (3,478)       (7,782)       (1,024)
                                 Foreign tax credit                             (2,172)          (31)         (310)
                                  Non-deductible fees                                --            --           521
                                                                            -----------   -----------   -----------
        Federal income tax provision                                        $    13,645   $    13,796   $    40,877
                                                                            ===========   ===========   ===========


        The Federal statutory rate for each of the three years ended December 31, 2003 was 35%.

        The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:


                                                                   2003            2002           2001
                                                               ------------    -------------   -----------

        Policyholders' account balances                        $    (45,837)   $      72,680   $    19,520
        Deferred policy acquisition costs                            (8,582)        (18,789)       (2,336)
        Liability for guaranty fund assessments                           29             430           630
        Investment adjustments                                           488             980            61
                                                               ------------    -------------   -----------
        Deferred Federal income tax provision (benefit)        $    (53,902)   $      55,301   $    17,875
                                                               ============    =============   ===========

        Deferred tax assets and liabilities as of December 31 are determined as follows:


                                                                                    2003            2002
                                                                                 ------------   ------------

        Deferred tax assets:
                    Policyholders' account balances                              $     66,815   $     20,978
                    Liability for guaranty fund assessments                             2,498          2,527
                    Investment adjustments                                                985          1,473
                    Net unrealized investment loss on investment securities                --         12,389
                                                                                 ------------   ------------
                      Total deferred tax assets                                        70,298         37,367
                                                                                 ------------   ------------
        Deferred tax liabilities:
                    Deferred policy acquisition costs                                  92,101        100,683
                    Net unrealized gains on investment securities                       6,174             --
                    Other                                                               3,988          3,988
                                                                                 ------------   ------------
                      Total deferred tax liabilities                                  102,263        104,671
                                                                                 ------------   ------------
                      Net deferred tax liability                                 $     31,965   $     67,304
                                                                                 ============   ============

        The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

        Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $585 that can be drawn upon for delinquent reinsurance recoverables.

        As of December 31, 2003 the Company had the following life insurance inforce:

                                                                                                      PERCENTAGE
                                                         CEDED TO        ASSUMED                       OF AMOUNT
                                        GROSS              OTHER        FROM OTHER         NET        ASSUMED TO
                                        AMOUNT           COMPANIES      COMPANIES        AMOUNT           NET
                                   -----------------  ---------------   -----------  ---------------  -----------
        Life insurance inforce     $      11,931,195  $     3,606,160    $     994   $     8,326,029        0.01%

        The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity contracts sold subsequent to June 30, 2001.

        In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 11% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 6. RELATED PARTY TRANSACTIONS

        The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,429, $33,833 and $50,575 for 2003, 2002 and 2001, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $197, $125 and $639 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

        The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,845, $1,787 and $1,990 for 2003, 2002 and 2001, respectively.

        MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $18,471, $19,677 and $21,667 during 2003, 2002 and 2001, respectively.

        The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $60,686, $43,099 and $65,021 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in
        Note 1 to the Financial Statements.

        While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

        The Company paid no dividend in 2003 or 2001. During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG.

        During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG on March 3, 2003.

        Statutory capital and surplus at December 31, 2003 and 2002, were $295,722 and $136,823, respectively. At December 31, 2003 and 2002, approximately $29,322 and $13,432, respectively, of stockholder's equity was available for distribution to MLIG.

        Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $98,570, ($140,955) and $48,108, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

        The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

        The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003 and 2002, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

        State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2003 and 2002, the Company's estimated liability for future guaranty fund assessments was $7,139 and $7,221, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

        During 2000, the Company committed to participate in a limited partnership. As of December 31, 2003, $4,300 had been advanced towards the Company's $10,000 commitment to the limited partnership.

        In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9. SEGMENT INFORMATION

        In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

        The following table summarizes each business segment's contribution to the consolidated amounts:


                                                             LIFE
        2003                                              INSURANCE            ANNUITIES             OTHER              TOTAL
                                                       -----------------    -----------------    ---------------   ----------------

        Net interest spread (a)                        $          14,823    $          25,887    $         4,994   $         45,704
        Other revenues                                            91,176              134,868              3,821            229,865
                                                       -----------------    -----------------    ---------------   ----------------
        Net revenues                                             105,999              160,755              8,815            275,569
                                                       -----------------    -----------------    ---------------   ----------------
        Policy benefits                                           18,238               46,393                 --             64,631
        Reinsurance premium ceded                                 21,337                1,262                 --             22,599
        Amortization of deferred policy
          acquisition costs                                       31,467               44,935                 --             76,402
        Other non-interest expenses                                8,171               48,638                 --             56,809
                                                       -----------------    -----------------    ---------------   ----------------
        Total non-interest expenses                               79,213              141,228                 --            220,441
                                                       -----------------    -----------------    ---------------   ----------------
        Net earnings before Federal
          income tax provision                                    26,786               19,527              8,815             55,128
        Federal income tax provision                               5,785                4,775              3,085             13,645
                                                       -----------------    -----------------    ---------------   ----------------
        Net earnings                                   $          21,001    $          14,752    $         5,730   $         41,483
                                                       =================    =================    ===============   ================
        Balance Sheet Information:
        Total assets                                   $       5,036,566    $       9,438,256    $       173,423   $     14,648,245
        Deferred policy acquisition costs                        178,918              185,496                 --            364,414
        Policyholder liabilities and accruals                  1,916,761            1,072,894                 --          2,989,655
        Other policyholder funds                                   6,213                6,702                 --             12,915


                                                              LIFE
2002                                                        INSURANCE           ANNUITIES           OTHER               TOTAL
                                                       ------------------   ------------------   --------------   -----------------
Net interest spread (a)                                $           24,791   $           34,444   $        6,456   $          65,691
Other revenues                                                     98,435              137,513          (5,974)             229,974
                                                       ------------------   ------------------   --------------   -----------------
Net revenues                                                      123,226              171,957              482             295,665
                                                       ------------------   ------------------   --------------   -----------------
Policy benefits                                                    19,632               38,428               --              58,060
Reinsurance premium ceded                                          22,883                  248               --              23,131
Amortization of deferred policy acquisition costs                  41,190               59,928               --             101,118
Other non-interest expenses                                         7,471               44,144               --              51,615
                                                       ------------------   ------------------   --------------   -----------------
Total non-interest expenses                                        91,176              142,748               --             233,924
                                                       ------------------   ------------------   --------------   -----------------
Net earnings before Federal income tax provision                   32,050               29,209              482              61,741
Federal income tax provision                                        8,779                4,848              169              13,796
                                                       ------------------   ------------------   --------------   -----------------
Net earnings                                           $           23,271   $           24,361   $          313   $          47,945
                                                       ==================   ==================   ==============   =================
Balance Sheet Information:
Total assets                                           $        4,970,388   $        8,109,682   $       17,792   $      13,097,862
Deferred policy acquisition costs                                 211,999              192,221               --             404,220
Policyholder liabilities and accruals                           2,005,718            1,176,850               --           3,182,568
Other policyholder funds                                            4,995                6,820               --              11,815

                                                            LIFE
2001                                                      INSURANCE            ANNUITIES              OTHER             TOTAL
                                                      -----------------   ------------------     --------------   ----------------
Net interest spread (a)                               $          34,815    $          31,302    $         2,644   $         68,761
Other revenues                                                  101,685              139,727            (1,419)            239,993
                                                      -----------------   ------------------     --------------   ----------------
Net revenues                                                    136,500              171,029              1,225            308,754
                                                      -----------------   ------------------     --------------   ----------------
Policy benefits                                                  21,320               16,453                 --             37,773
Reinsurance premium ceded                                        24,531                    4                 --             24,535
Amortization of deferred policy acquisition costs                30,913               28,422                 --             59,335
Other non-interest expenses                                      18,097               49,899                 --             67,996
                                                      -----------------   ------------------     --------------   ----------------
Total non-interest expenses                                      94,861               94,778                 --            189,639
                                                      -----------------   ------------------     --------------   ----------------
Net earnings before Federal income tax provision                 41,639               76,251              1,225            119,115
Federal income tax provision                                     15,607               24,841                429             40,877
                                                      -----------------   ------------------     --------------   ----------------
Net earnings                                          $          26,032    $          51,410    $           796   $         78,238
                                                      =================   ==================     ==============   ================
Balance Sheet Information:
Total assets                                          $       5,674,704    $       9,625,104    $       150,208   $     15,450,016
Deferred policy acquisition costs                               251,245              219,693                 --            470,938
Policyholder liabilities and accruals                         2,094,195            1,256,616                 --          3,350,811
Other policyholder funds                                          9,236                5,003                 --             14,239

        (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                                 2003                2002                 2001
                                                          ----------------     ----------------    -----------------
Life Insurance
                  Variable life insurance                 $         97,002     $        102,603    $         110,842
                  Interest-sensitive life insurance                  8,997               20,623               25,658
                                                          ----------------     ----------------    -----------------
                  Total Life Insurance                             105,999              123,226              136,500
                                                          ----------------     ----------------    -----------------
Annuities
                  Variable annuities                               139,577              139,210              152,427
                  Interest-sensitive annuities                      21,178               32,747               18,602
                                                          ----------------     ----------------    -----------------
                  Total Annuities                                  160,755              171,957              171,029
                                                          ----------------     ----------------    -----------------
Other                                                                8,815                  482                1,225
                                                          ----------------     ----------------    -----------------
Total                                                     $        275,569     $        295,665    $         308,754
                                                          ================     ================    =================


                                    * * * * *

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       (1)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account A as of December 31, 2003 and for the two years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (2)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account B as of December 31, 2003 and for the two years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (3)          Financial Statements of Merrill Lynch Life Insurance Company
                     for the three years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional
                     Information (Part B of the Registration Statement)
(b)    Exhibits
       (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Merrill Lynch Life
                     Variable Annuity Separate Account A and Merrill Lynch Life
                     Variable Annuity Separate Account B (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (2)          Not Applicable
       (3)          Underwriting Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (4)(a)       Individual Variable Annuity Contract issued by Merrill Lynch
                     Life Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
          (b)       Merrill Lynch Life Insurance Company Contingent Deferred
                     Sales Charge Waiver Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
          (c)       Individual Retirement Annuity Endorsement (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
          (d)       Merrill Lynch Life Insurance Company Endorsement
                     (Incorporated by reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
          (e)       Individual Variable Annuity Contract (revised) issued by
                     Merrill Lynch Life Insurance Company (ML-VA-002)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
          (f)       Merrill Lynch Life Insurance Company Endorsement (ML008)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
          (g)       Merrill Lynch Life Insurance Company Individual Variable
                     Annuity Contract (ML-VA-001) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 7 to Form N-4,
                     Registration No. 33-45379 Filed April 26, 1995).
          (h)       Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 15 to Form
                     N-4, Registration No. 33-43773 Filed April 13, 1999).

          (i)       Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML043)(Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
          (j)       Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML044) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
          (k)       Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML045) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
          (l)       Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML046) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
          (m)       Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML047) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
          (n)       Merrill Lynch Life Insurance Company Death Benefit
                     Enhancement Riders (ML048 and ML049) (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
          (o)       Form of Contract Schedules to Merrill Lynch Life Insurance
                     Company Individual Variable Annuity Contracts ML-VA-001 and
                     ML-VA-002 (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 18 to Form N-4, Registration No. 33-43773
                     Filed March 2, 2001).
          (p)       Guaranteed Minimum Income Benefit Endorsement. (Incorporated
                     by Reference to Merrill Lynch Life Variable Annuity
                     Separate Account A's Post-Effective Amendment No. 23 to
                     Form N-4, Registration No. 33-43773 Filed October 8, 2002).
       (5)          Application for the Flexible Premium Individual Deferred
                     Variable Annuity. (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 22 to Form N-4, Registration
                     No. 33-43773 Filed August 8, 2002).
       (6)(a)       Articles of Amendment, Restatement and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
          (b)       Amended and Restated By-laws of Merrill Lynch Life Insurance
                     Company (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (7)          Not Applicable
       (8)(a)       Amended General Agency Agreement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-45379 Filed April 28, 1994).
          (b)       Indemnity Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
          (c)       Management Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).

           (d)      Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Reserve Assets
                     Fund (Incorporated by Reference to Post-Effective Amendment
                     No. 10 to Form N-4, Registration No. 33-43773 Filed
                     December 10, 1996).
           (e)      Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Domestic Money
                     Market Fund (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
           (f)      Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Valuation and Purchase Procedures (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
           (g)      Amended Service Agreement Between Merrill Lynch Life
                     Insurance Company and Merrill Lynch Insurance Group, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form N-4, Registration No. 33-45379
                     Filed April 28, 1994).
           (h)      Reimbursement Agreement Between Merrill Lynch Asset
                     Management, Inc. and Merrill Lynch Life Agency, Inc.
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
           (i)      Amendment to the Reimbursement Agreement Between Merrill
                     Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                     Inc. (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
           (j)      Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc., Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York, and Family
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-45379 Filed April 28, 1994).
           (k)      Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
           (l)      Amendment to the Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
           (m)      Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 12 to Form N-4, Registration
                     No. 33-43773 Filed May 1, 1998).
       (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                     to the legality of the securities being registered.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-45379
                     Filed December 10, 1996).
       (10)(a)      Written Consent of Sutherland Asbill & Brennan LLP.
           (b) Written Consent of Deloitte & Touche LLP, independent auditors.
           (c)      Written Consent of Barry G. Skolnick, Esq.
       (11)         Not Applicable
       (12)         Not Applicable
       (13)(a)      Power of Attorney from Barry G. Skolnick (Incorporated by
                     Reference to Post-Effective Amendment No. 4 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 1994).

           (b)         Power of Attorney from H. McIntyre Gardner (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No.
                        333-63904 Filed June 26, 2001).
           (c)         Power of Attorney from Nikos K. Kardassis (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account A's Pre-Effective Amendment No. 1 to Form N-4, Registration
                        No. 333-63904 Filed September 10, 2001).
           (d)         Power of Attorney from Christopher J. Grady (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No.
                        333-63904 Filed June 26, 2001).
           (e)         Power of Attorney from Deborah J. Adler (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account A's Post-Effective Amendment No. 6 to Form N-4,
                        Registration No. 333-90243 Filed April 22, 2003.)
           (f)         Power of Attorney from Joseph E. Justice (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account A's Post-Effective Amendment No. 6 to Form N-4,
                        Registration No. 333-90243 Filed April 22, 2003.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Deborah J. Adler              1300 Merrill Lynch Drive,              Director, Senior Vice President, and
                              2nd Floor                                Chief Actuary.
                              Pennington, NJ 08534
H. McIntyre Gardner           4 World Financial Center               Director and Chairman of the Board.
                              New York, NY 10080
Christopher J. Grady          800 Scudders Mill Road -- 3D           Director and Senior Vice President.
                              Plainsboro, NJ 08536
Joseph E. Justice             1300 Merrill Lynch Drive,              Director, Senior Vice President,
                              2nd Floor                                Chief Financial Officer, and
                              Pennington, NJ 08534                     Treasurer.
Nikos K. Kardassis            800 Scudders Mill Road -- 3D           Director, President, and Chief
                              Plainsboro, NJ 08536                     Executive Officer.
Barry G. Skolnick             1300 Merrill Lynch Drive,              Director, Senior Vice President, and
                              2nd Floor                                General Counsel.
                              Pennington, NJ 08534
Andrew J. Bucklee             1300 Merrill Lynch Drive,              Senior Vice President.
                              2nd Floor
                              Pennington, NJ 08534
Brian H. Buckley              1300 Merrill Lynch Drive,              Vice President and Senior Counsel.
                              2nd Floor
                              Pennington, NJ 08534
Toni DeChiara                 1300 Merrill Lynch Drive,              Vice President.
                              2nd Floor
                              Pennington, NJ 08534
Alison Denis                  800 Scudders Mill Road -- 3D           Senior Vice President.
                              Plainsboro, NJ 08536
Edward W. Diffin, Jr.         1300 Merrill Lynch Drive,              Vice President and Senior Counsel.
                              2nd Floor
                              Pennington, NJ 08534
Scott Edblom                  1300 Merrill Lynch Drive,              Vice President and Product Actuary.
                              2nd Floor
                              Pennington, NJ 08534

            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Amy L. Ferrero                4804 Deer Lake Drive East              Senior Vice President,
                              Jacksonville, FL 32246                   Administration.
Frances C. Grabish            1300 Merrill Lynch Drive,              Vice President and Senior Counsel.
                              2nd Floor
                              Pennington, NJ 08534
Roger Helms                   1300 Merrill Lynch Drive,              Vice President.
                              2nd Floor
                              Pennington, NJ 08534
Patrick Lusk                  1300 Merrill Lynch Drive,              Vice President and Appointed
                              2nd Floor                                Actuary.
                              Pennington, NJ 08534
Robin A. Maston               1300 Merrill Lynch Drive,              Vice President and Senior Compliance
                              2nd Floor                                Officer.
                              Pennington, NJ 08534
Jane R. Michael               4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp                 1300 Merrill Lynch Drive,              Vice President, Senior Compliance
                              2nd Floor                                Officer, and Assistant Secretary.
                              Pennington, NJ 08534
Concetta M. Ruggiero          800 Scudders Mill Road -- 3D           Senior Vice President.
                              Plainsboro, NJ 08536
Lori M. Salvo                 1300 Merrill Lynch Drive,              Vice President, Senior Counsel and
                              2nd Floor                                Director of Compliance.
                              Pennington, NJ 08534
Greta Rein Ulmer              1300 Merrill Lynch Drive,              Vice President and Senior Compliance
                              2nd Floor                                Officer.
                              Pennington, NJ 08534
Kelley Woods                  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Connie F. Yost                1300 Merrill Lynch Drive,              Vice President and Controller.
                              2nd Floor
                              Pennington, NJ 08534


------------------------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                              STATE OR
NAME                                                          JURISDICTION OF ENTITY
----                                                          ----------------------
Merrill Lynch & Co., Inc. ..................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....  Delaware
     Merrill Lynch Life Agency Inc. (2).....................  Washington
     Merrill Lynch Professional Clearing Corp. (3)..........  Delaware
  Merrill Lynch Capital Services, Inc. .....................  Delaware
  Merrill Lynch Government Securities, Inc. ................  Delaware
     Merrill Lynch Money Markets Inc. ......................  Delaware
  Merrill Lynch Group, Inc. ................................  Delaware
     Merrill Lynch Investment Managers Group Limited (4)....  England
       Merrill Lynch Investment Managers Holdings Limited...  England
       Merrill Lynch Investment Managers Limited............  England
     Fund Asset Management, L.P. (5)........................  Delaware
     Merrill Lynch Investment Managers, L.P. (5)............  Delaware
       Merrill Lynch Investment Managers, LLC...............  Delaware
       Merrill Lynch Alternative Investments LLC............  Delaware
     Merrill Lynch Bank & Trust Co. ........................  New Jersey
       Financial Data Services, Inc. .......................  Florida
          ML Mortgage Holdings Inc. ........................  Delaware
     Merrill Lynch Insurance Group, Inc. ...................  Delaware
       Merrill Lynch Life Insurance Company.................  Arkansas
       ML Life Insurance Company of New York................  New York
       Roszel Advisors, LLC.................................  Delaware
     Merrill Lynch International Finance Corporation........  New York
       Merrill Lynch International Bank Limited.............  England
          Merrill Lynch Bank (Suisse) S.A. .................  Switzerland
       Merrill Lynch Group Holdings Limited.................  Ireland
          Merrill Lynch Capital Markets Bank Limited........  Ireland
     Merrill Lynch Mortgage Capital Inc. (6)................  Delaware
     Merrill Lynch Trust Company, FSB.......................  Federal
     Merrill Lynch Fiduciary Services, Inc. ................  New York
     MLDP Holdings, Inc. ...................................  Delaware
       Merrill Lynch Derivatives Products AG................  Switzerland
  ML IBK Positions, Inc. ...................................  Delaware
     Merrill Lynch Capital Corporation......................  Delaware
  ML Leasing Equipment Corp. (7)............................  Delaware
  Merrill Lynch Canada Holdings Company.....................  Nova Scotia
     Merrill Lynch Canada Finance Company...................  Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ......................  Ontario
       Merrill Lynch Canada Inc. ...........................  Canada
Merrill Lynch Bank USA......................................  Utah

                                                              STATE OR
NAME                                                          JURISDICTION OF ENTITY
----                                                          ----------------------
  Merrill Lynch Bank USA Funding Corporation................  Delaware
  Merrill Lynch Business Financial Services Inc. ...........  Delaware
  Merrill Lynch Credit Corporation..........................  Delaware
     Merrill Lynch NJ Investment Corporation................  New Jersey
  Merrill Lynch Utah Investment Corporation.................  Utah
  Merrill Lynch Community Development Company, LLC..........  New Jersey
  Merrill Lynch Commercial Finance Corp. ...................  Delaware
Merrill Lynch International Incorporated....................  Delaware
  Merrill Lynch (Australasia) Pty Limited...................  New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited..........  Victoria, Australia
     Merrill Lynch International (Australia) Limited (8)....  New South Wales, Australia
  Merrill Lynch International Holdings Inc. ................  Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..............................................  Cayman Islands, British West
                                                              Indies
     Merrill Lynch Capital Markets AG.......................  Switzerland
     Merrill Lynch Europe PLC...............................  England
       Merrill Lynch Holdings Limited (9)...................  England
          Merrill Lynch International (10)..................  England
       Merrill Lynch Capital Markets Espana S.A. S.V. ......  Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).............  Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).............  South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa......  Mexico
     Merrill Lynch Argentina S.A. ..........................  Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M......................................  Argentina
     Banco Merrill Lynch de Investimentos S.A. .............  Brazil
     Merrill Lynch S.A. ....................................  Luxembourg
     Merrill Lynch Europe Ltd. .............................  Cayman Islands, British West
                                                              Indies
     Merrill Lynch France S.A.S. ...........................  France
       Merrill Lynch Capital Markets (France) S.A.S. .......  France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ........  France
     Merrill Lynch (Asia Pacific) Limited...................  Hong Kong
       Merrill Lynch Far East Limited.......................  Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .................  Japan
     Merrill Lynch Japan Finance Co., Ltd. .................  Japan


---------------

 (1) MLPF&S also conducts business as "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.



 (6) Held through several intermediate subsidiaries.



 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (8) Held through an intermediate subsidiary.



 (9) Held through an intermediate subsidiary.



(10) Partially owned by another indirect subsidiary of ML & Co.



(11) Held through intermediate subsidiaries.



(12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27.  NUMBER OF CONTRACTS



     The number of Contracts in force as of March 19, 2004 was 79,793.


ITEM 28.  INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

          Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.


     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; and ML of New York Variable Annuity Separate Account D.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


     NAME AND PRINCIPAL
      BUSINESS ADDRESS                POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------  -------------------------------------------------------
Candace E. Browning           Director and Senior Vice President
Gregory J. Fleming            Director and Executive Vice President
James P. Gorman               Director, Chairman of the Board, and Chief Executive
                              Officer
Do Woo Kim                    Director and Executive Vice President
Carlos M. Morales             Director and Senior Vice President
Rosemary T. Berkery           Executive Vice President
Ahmass L. Fakahany            Executive Vice President
Allen G. Braithwaite, III     Treasurer


------------------------------

Business address for all persons listed: 4 World Financial Center, New York, NY 10080.


(c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 23rd day of April, 2004.


                                          Merrill Lynch Life Variable Annuity
                                          Separate Account B
                                                         (Registrant)



Attest: /s/ FRANCES C. GRABISH                         By: /s/ BARRY G. SKOLNICK
----------------------------------------------------      ------------------------------------------------
       Frances C. Grabish                                 Barry G. Skolnick
       Vice President and Senior Counsel                  Senior Vice President and General Counsel

                                                       Merrill Lynch Life Insurance Company
                                                               (Depositor)




Attest: /s/ FRANCES C. GRABISH                         By: /s/ BARRY G. SKOLNICK
----------------------------------------------------      ------------------------------------------------
       Frances C. Grabish                                 Barry G. Skolnick
       Vice President and Senior Counsel                  Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 23, 2004.


                      SIGNATURE                                            TITLE
                      ---------                                            -----
                          *                            Director, Senior Vice President, and Chief
-----------------------------------------------------    Actuary
                  Deborah J. Adler

                          *                            Director and Chairman of the Board
-----------------------------------------------------
                 H. McIntyre Gardner

                          *                            Director and Senior Vice President
-----------------------------------------------------
                Christopher J. Grady

                          *                            Director, Senior Vice President, Chief
-----------------------------------------------------    Financial Officer, and Treasurer
                  Joseph E. Justice

                          *                            Director, President, and Chief Executive
-----------------------------------------------------    Officer
                 Nikos K. Kardassis

             *By: /s/ BARRY G. SKOLNICK                In his own capacity as Director, Senior Vice
    ---------------------------------------------        President, and General Counsel, and as
                  Barry G. Skolnick                      Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                          DESCRIPTION
-------                          -----------
 10 (a)  Written Consent of Sutherland Asbill & Brennan LLP.
 10 (b)  Written Consent of Deloitte & Touche LLP, independent auditors.
 10 (c)  Written Consent of Barry G. Skolnick, Esq.